GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND

Schedule of Investments

January 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 99.9%
Automobiles – 3.5%
50,502	Tesla, Inc.*	$ 47,306,233

Banks – 0.5%
266,868	KeyCorp	6,687,712

Beverages – 1.0%
51,874	Monster Beverage Corp.*	4,498,513
50,355	PepsiCo, Inc.	8,737,600

		13,236,113

Biotechnology – 3.6%
68,018	AbbVie, Inc.	9,310,984
39,805	Horizon Therapeutics PLC*	3,715,001
178,357	Incyte Corp.*	13,257,276
53,967	Moderna, Inc.*	9,138,232
83,579	Neurocrine Biosciences, Inc.*	6,604,412
28,245	Sarepta Therapeutics, Inc.*	2,021,495
20,574	Vertex Pharmaceuticals, Inc.*	5,000,511

		49,047,911

Capital Markets – 0.6%
29,107	Invesco Ltd.	659,564
18,603	S&P Global, Inc.	7,724,338

		8,383,902

Communications Equipment – 0.0%
59,680	CommScope Holding Co., Inc.*	560,395

Consumer Finance – 1.4%
91,701	Capital One Financial Corp.	13,455,288
125,465	Synchrony Financial	5,343,554

		18,798,842

Distributors – 1.7%
146,362	LKQ Corp.	8,033,810
31,963	Pool Corp.	15,222,379

		23,256,189

Equity Real Estate Investment Trusts (REITs) – 2.8%
340,011	American Homes 4 Rent, Class A REIT	13,304,631
159,070	Equity LifeStyle Properties, Inc. REIT	12,453,590
54,686	First Industrial Realty Trust, Inc. REIT	3,323,815
65,264	Invitation Homes, Inc. REIT	2,739,783

Shares	Description	Value

Common Stocks – (continued)
Equity Real Estate Investment Trusts (REITs) – (continued)
57,333	Lamar Advertising Co., Class A REIT	$ 6,350,203

		38,172,022

Food Products – 0.3%
23,739	Archer-Daniels-Midland Co.	1,780,425
49,194	Conagra Brands, Inc.	1,709,983

		3,490,408

Health Care Equipment & Supplies – 1.1%
28,942	Align Technology, Inc.*	14,325,132

Health Care Providers & Services – 1.6%
72,574	HCA Healthcare, Inc.	17,421,389
14,406	Molina Healthcare, Inc.*	4,184,655

		21,606,044

Hotels, Restaurants & Leisure – 5.0%
70,047	Choice Hotels International, Inc.	10,044,740
21,621	Domino’s Pizza, Inc.	9,829,988
103,947	Hilton Worldwide Holdings, Inc.*	15,083,749
101,308	Marriott International, Inc., Class A*	16,322,745
25,858	Travel + Leisure Co.	1,468,734
162,208	Wyndham Hotels & Resorts, Inc.	13,617,362
18,951	Wynn Resorts Ltd.*	1,619,363

		67,986,681

Household Durables – 0.3%
35,636	D.R. Horton, Inc.	3,179,444
26,280	Toll Brothers, Inc.	1,549,732

		4,729,176

Insurance – 0.1%
11,718	Globe Life, Inc.	1,198,751

Interactive Media & Services – 11.3%
36,755	Alphabet, Inc., Class C*	99,751,967
173,558	Meta Platforms, Inc., Class A*	54,368,779

		154,120,746

Internet & Direct Marketing Retail – 5.5%
25,196	Amazon.com, Inc.*	75,373,078

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
IT Services – 7.9%
36,966	Accenture PLC, Class A	$ 13,070,438
33,016	EPAM Systems, Inc.*	15,720,238
51,506	Gartner, Inc.*	15,137,099
20,368	Mastercard, Inc., Class A	7,869,788
149,414	PayPal Holdings, Inc.*	25,690,243
31,712	VeriSign, Inc.*	6,887,212
58,268	Visa, Inc., Class A	13,178,474
517,141	Western Union Co. (The)	9,779,136

		107,332,628

Life Sciences Tools & Services – 4.5%
6,576	Agilent Technologies, Inc.	916,168
213,192	Bruker Corp.	14,198,587
63,026	IQVIA Holdings, Inc.*	15,435,068
10,805	Mettler-Toledo International, Inc.*	15,912,308
38,637	West Pharmaceutical Services, Inc.	15,192,841

		61,654,972

Machinery – 1.4%
91,550	Caterpillar, Inc.	18,452,818

Media – 1.3%
30,122	Charter Communications, Inc., Class A*	17,872,588

Metals & Mining – 1.0%
373,500	Freeport-McMoRan, Inc.	13,901,670

Pharmaceuticals – 0.7%
67,044	Perrigo Co. PLC	2,552,365
36,392	Zoetis, Inc.	7,270,758

		9,823,123

Road & Rail – 1.4%
56,907	CSX Corp.	1,947,357
85,292	Landstar System, Inc.	13,646,720
13,545	Old Dominion Freight Line, Inc.	4,089,642

		19,683,719

Semiconductors & Semiconductor Equipment – 7.3%
57,722	Advanced Micro Devices, Inc.*	6,594,738
104,678	Applied Materials, Inc.	14,464,406
25,179	Broadcom, Inc.	14,751,873
42,531	Entegris, Inc.	5,096,915

Shares	Description	Value

Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – (continued)
4,410	KLA Corp.	$ 1,716,681
12,176	Lam Research Corp.	7,182,866
24,211	Micron Technology, Inc.	1,991,839
4,029	Monolithic Power Systems, Inc.	1,623,405
148,801	NVIDIA Corp.	36,435,413
26,485	ON Semiconductor Corp.*	1,562,615
17,128	Teradyne, Inc.	2,011,341
33,170	Texas Instruments, Inc.	5,953,683

		99,385,775

Software – 18.8%
3,926	Adobe, Inc.*	2,097,662
42,616	Cadence Design Systems, Inc.*	6,483,598
19,781	Dynatrace, Inc.*	1,085,186
55,818	Fortinet, Inc.*	16,591,342
16,156	HubSpot, Inc.*	7,897,053
42,079	Intuit, Inc.	23,363,523
36,423	Manhattan Associates, Inc.*	4,875,947
434,630	Microsoft Corp.	135,161,237
65,452	NCR Corp.*	2,491,103
177,205	Oracle Corp.	14,381,958
6,637	Palo Alto Networks, Inc.*	3,433,984
42,251	Paycom Software, Inc.*	14,166,760
30,710	ServiceNow, Inc.*	17,989,304
11,720	Synopsys, Inc.*	3,639,060
19,373	VMware, Inc., Class A	2,489,043

		256,146,760

Specialty Retail – 2.5%
75,141	AutoNation, Inc.*	8,190,369
1,549	GameStop Corp., Class A*(a)	168,733
31,244	Home Depot, Inc. (The)	11,465,923
21,991	O’Reilly Automotive, Inc.*	14,332,634

		34,157,659

Technology Hardware, Storage & Peripherals – 12.4%
900,516	Apple, Inc.	157,392,186
195,243	Dell Technologies, Inc., Class C*	11,091,755

		168,483,941

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Trading Companies & Distributors – 0.4%
32,433	SiteOne Landscape Supply, Inc.*	$ 5,841,832

TOTAL COMMON STOCKS (Cost $864,659,522)		$1,361,016,820

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $864,659,522)		$1,361,016,820

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.0%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
147,200	0.026%	$ 147,200
(Cost $147,200)

TOTAL INVESTMENTS – 99.9% (Cost $864,806,722)		$1,361,164,020

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%		932,444

NET ASSETS – 100.0%		$1,362,096,464

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Schedule of Investments

January 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 98.9%
Aerospace & Defense – 1.5%
14,710	General Dynamics Corp.	$ 3,119,991
4,735	Howmet Aerospace, Inc.	147,211
7,107	Raytheon Technologies Corp.	640,980
34,485	Textron, Inc.	2,347,049

		6,255,231

Automobiles – 2.1%
252,275	Ford Motor Co.	5,121,182
64,094	General Motors Co.*	3,379,677

		8,500,859

Banks – 4.5%
84,233	Bank of America Corp.	3,886,511
35,516	FNB Corp.	458,867
30,751	JPMorgan Chase & Co.	4,569,598
179,321	KeyCorp	4,493,784
40,905	PacWest Bancorp	1,899,219
3,415	Prosperity Bancshares, Inc.	250,149
110,855	Regions Financial Corp.	2,543,014
5,052	Wells Fargo & Co.	271,797

		18,372,939

Beverages – 0.5%
8,454	Constellation Brands, Inc., Class A	2,009,938

Biotechnology – 2.8%
14,162	Biogen, Inc.*	3,200,612
83,688	Gilead Sciences, Inc.	5,747,692
8,240	Horizon Therapeutics PLC*	769,039
3,037	Moderna, Inc.*	514,255
4,877	Vertex Pharmaceuticals, Inc.*	1,185,355

		11,416,953

Building Products – 0.8%
10,435	Lennox International, Inc.	2,959,575
3,236	Owens Corning	287,033

		3,246,608

Capital Markets – 3.7%
9,664	CME Group, Inc.	2,217,888
6,748	Evercore, Inc., Class A	842,285
89,860	Invesco Ltd.	2,036,228
1,510	Jefferies Financial Group, Inc.	55,327

Shares	Description	Value

Common Stocks – (continued)
Capital Markets – (continued)
18,597	Morgan Stanley	$ 1,906,936
21,200	Raymond James Financial, Inc.	2,244,444
9,957	S&P Global, Inc.	4,134,346
4,425	SEI Investments Co.	259,349
14,228	Stifel Financial Corp.	1,065,677
2,651	T. Rowe Price Group, Inc.	409,394

		15,171,874

Chemicals – 3.5%
17,741	Air Products and Chemicals, Inc.	5,005,091
27,408	CF Industries Holdings, Inc.	1,887,589
24,032	Corteva, Inc.	1,155,458
81,546	Dow, Inc.	4,870,743
3,879	International Flavors & Fragrances, Inc.	511,718
9,418	Mosaic Co. (The)	376,249
4,702	Westlake Chemical Corp.	463,852

		14,270,700

Commercial Services & Supplies – 0.5%
15,186	Republic Services, Inc.	1,938,645

Communications Equipment – 0.2%
14,810	Cisco Systems, Inc.	824,473

Construction & Engineering – 0.5%
22,192	MasTec, Inc.*	1,911,397

Construction Materials – 0.6%
12,411	Vulcan Materials Co.	2,361,937

Consumer Finance – 2.8%
43,125	Ally Financial, Inc.	2,057,925
36,935	Capital One Financial Corp.	5,419,473
98,897	Synchrony Financial	4,212,023

		11,689,421

Distributors – 1.1%
2,930	Genuine Parts Co.	390,364
79,009	LKQ Corp.	4,336,804

		4,727,168

Diversified Financial Services – 2.8%
23,307	Berkshire Hathaway, Inc., Class B*	7,295,557

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Diversified Financial Services – (continued)
33,466	Equitable Holdings, Inc.	$ 1,125,796
45,015	Voya Financial, Inc.	3,059,220

		11,480,573

Diversified Telecommunication Services – 0.9%
130,730	AT&T, Inc.	3,333,615
5,686	Verizon Communications, Inc.	302,666

		3,636,281

Electric Utilities – 2.3%
56,108	American Electric Power Co., Inc.	5,072,163
53,887	NextEra Energy, Inc.	4,209,653

		9,281,816

Electrical Equipment – 2.4%
27,728	AMETEK, Inc.	3,792,358
56,259	Emerson Electric Co.	5,173,015
26,642	nVent Electric PLC	921,547

		9,886,920

Energy Equipment & Services – 0.3%
39,406	Halliburton Co.	1,211,340

Entertainment – 0.2%
6,932	Walt Disney Co. (The)*	991,068

Equity Real Estate Investment Trusts (REITs) – 5.3%
107,963	American Homes 4 Rent, Class A REIT	4,224,592
27,899	Camden Property Trust REIT	4,466,351
20,539	Equity LifeStyle Properties, Inc. REIT	1,607,999
68,776	First Industrial Realty Trust, Inc. REIT	4,180,205
110,711	Invitation Homes, Inc. REIT	4,647,648
35,736	Rexford Industrial Realty, Inc. REIT	2,614,803

		21,741,598

Food & Staples Retailing – 0.3%
15,910	Kroger Co. (The)	693,517
15,000	Walgreens Boots Alliance, Inc.	746,400

		1,439,917

Food Products – 2.8%
64,648	Archer-Daniels-Midland Co.	4,848,600
21,053	Campbell Soup Co.	928,858

Shares	Description	Value

Common Stocks – (continued)
Food Products – (continued)
33,964	Conagra Brands, Inc.	$ 1,180,589
69,560	Mondelez International, Inc., Class A	4,662,607

		11,620,654

Health Care Equipment & Supplies – 1.7%
89,762	Boston Scientific Corp.*	3,850,790
21,460	Medtronic PLC	2,220,895
1,274	Teleflex, Inc.	395,182
2,920	Zimmer Biomet Holdings, Inc.	359,219

		6,826,086

Health Care Providers & Services – 6.6%
13,893	Anthem, Inc.	6,126,674
4,767	Centene Corp.*	370,682
16,440	HCA Healthcare, Inc.	3,946,422
1,856	Humana, Inc.	728,480
8,383	McKesson Corp.	2,152,084
11,139	Molina Healthcare, Inc.*	3,235,657
21,586	UnitedHealth Group, Inc.	10,200,896
2,675	Universal Health Services, Inc., Class B	347,910

		27,108,805

Hotels, Restaurants & Leisure – 2.1%
18,018	Hilton Worldwide Holdings, Inc.*	2,614,592
17,045	Hyatt Hotels Corp., Class A*	1,561,492
11,311	Marriott Vacations Worldwide Corp.	1,836,680
3,528	McDonald’s Corp.	915,340
7,325	Wyndham Hotels & Resorts, Inc.	614,934
25,911	Yum China Holdings, Inc. (China)	1,248,133

		8,791,171

Household Durables – 0.3%
5,353	D.R. Horton, Inc.	477,595
12,577	PulteGroup, Inc.	662,682

		1,140,277

Household Products – 0.9%
22,646	Procter & Gamble Co. (The)	3,633,551

Insurance – 5.6%
35,018	Arch Capital Group Ltd.*	1,622,034
41,809	Globe Life, Inc.	4,277,061
29,562	Marsh & McLennan Cos., Inc.	4,541,905

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Insurance – (continued)
46,679	MetLife, Inc.	$ 3,130,294
11,868	Old Republic International Corp.	304,177
20,916	Reinsurance Group of America, Inc.	2,401,784
28,852	Travelers Cos., Inc. (The)	4,794,625
25,830	W R Berkley Corp.	2,182,635

		23,254,515

Interactive Media & Services – 2.0%
3,020	Alphabet, Inc., Class A*	8,172,331

IT Services – 4.9%
429	Accenture PLC, Class A	151,686
56,466	Cognizant Technology Solutions Corp., Class A	4,823,326
29,979	Fidelity National Information Services, Inc.	3,595,082
12,339	Gartner, Inc.*	3,626,309
3,838	Global Payments, Inc.	575,239
1,920	PayPal Holdings, Inc.*	330,125
20,363	VeriSign, Inc.*	4,422,436
147,060	Western Union Co. (The)	2,780,904

		20,305,107

Leisure Products – 0.0%
6,344	Hayward Holdings, Inc.*	124,913

Life Sciences Tools & Services – 2.5%
9,102	Danaher Corp.	2,601,261
19,020	IQVIA Holdings, Inc.*	4,657,998
15,623	QIAGEN NV*	773,182
3,616	Thermo Fisher Scientific, Inc.	2,101,981

		10,134,422

Machinery – 2.9%
20,472	Caterpillar, Inc.	4,126,336
36,369	Otis Worldwide Corp.	3,107,004
3,718	Parker-Hannifin Corp.	1,152,617
2,281	Snap-on, Inc.	475,018
17,449	Stanley Black & Decker, Inc.	3,047,468

		11,908,443

Media – 2.6%
7,016	Charter Communications, Inc., Class A*	4,162,873
8,049	Comcast Corp., Class A	402,370

Shares	Description	Value

Common Stocks – (continued)
Media – (continued)
4,334	Liberty Broadband Corp., Class C*	$ 643,209
112,295	News Corp., Class A	2,497,441
38,681	Omnicom Group, Inc.	2,915,000

		10,620,893

Metals & Mining – 1.7%
26,887	Alcoa Corp.	1,524,762
113,428	Freeport-McMoRan, Inc.	4,221,790
11,302	Nucor Corp.	1,146,023

		6,892,575

Mortgage Real Estate Investment Trusts (REITs) – 0.3%
182,986	Annaly Capital Management, Inc. REIT	1,445,589

Multi-Utilities – 1.9%
67,965	CMS Energy Corp.	4,375,587
29,001	DTE Energy Co.	3,492,590

		7,868,177

Oil, Gas & Consumable Fuels – 3.7%
11,830	Chevron Corp.	1,553,634
15,410	ConocoPhillips	1,365,634
16,184	Continental Resources, Inc.	840,597
7,040	EOG Resources, Inc.	784,819
30,484	Exxon Mobil Corp.	2,315,565
25,177	Hess Corp.	2,323,585
123,662	Marathon Oil Corp.	2,407,699
8,785	Phillips 66	744,880
3,396	Pioneer Natural Resources Co.	743,351
39,491	Targa Resources Corp.	2,333,128

		15,412,892

Pharmaceuticals – 6.0%
38,924	Bristol-Myers Squibb Co.	2,525,779
75,376	Johnson & Johnson	12,986,531
55,075	Perrigo Co. PLC	2,096,705
135,712	Pfizer, Inc.	7,150,665

		24,759,680

Professional Services – 0.5%
21,609	ManpowerGroup, Inc.	2,266,136

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Road & Rail – 2.7%
376	AMERCO	$ 228,965
163,824	CSX Corp.	5,606,057
19,125	Norfolk Southern Corp.	5,201,809

		11,036,831

Semiconductors & Semiconductor Equipment – 0.9%
3,506	Intel Corp.	171,163
44,521	Micron Technology, Inc.	3,662,743

		3,833,906

Software – 3.5%
14,708	Dolby Laboratories, Inc., Class A	1,292,098
12,127	Fortinet, Inc.*	3,604,629
3,065	Intuit, Inc.	1,701,780
14,570	salesforce.com, Inc.*	3,389,419
34,271	VMware, Inc., Class A	4,403,138

		14,391,064

Specialty Retail – 1.9%
31,880	AutoNation, Inc.*	3,474,920
5,917	O’Reilly Automotive, Inc.*	3,856,405
3,362	Penske Automotive Group, Inc.	341,680

		7,673,005

Technology Hardware, Storage & Peripherals – 1.3%
75,051	Dell Technologies, Inc., Class C*	4,263,647
71,247	Hewlett Packard Enterprise Co.	1,163,464

		5,427,111

TOTAL INVESTMENTS – 98.9% (Cost $373,621,613)		$407,015,790

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.1%		4,503,202

NET ASSETS – 100.0%		$411,518,992

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At January 31, 2022, the Fund had the following futures contracts:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 E-Mini Index	4	03/18/22	$938,605	$(37,755)

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments

January 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 99.0%
Aerospace & Defense – 0.5%
17,270	AAR Corp.*	$ 695,463
7,365	Maxar Technologies, Inc.	191,564
7,744	National Presto Industries, Inc.	636,944
27,755	Vectrus, Inc.*	1,277,007

		2,800,978

Air Freight & Logistics – 0.1%
3,570	Atlas Air Worldwide Holdings, Inc.*	286,778
8,573	Radiant Logistics, Inc.*	53,238

		340,016

Auto Components – 0.5%
6,527	Fox Factory Holding Corp.*	868,548
23,322	Patrick Industries, Inc.	1,501,937

		2,370,485

Banks – 9.2%
32,819	1st Source Corp.	1,637,012
4,339	American National Bankshares, Inc.	164,014
1,923	Ameris Bancorp	94,823
72,921	Atlantic Union Bankshares Corp.	2,969,343
71,969	Bancorp, Inc. (The)*	2,146,116
883	Bank First Corp.(a)	61,801
16,341	BankUnited, Inc.	682,237
6,545	Berkshire Hills Bancorp, Inc.	193,667
12,962	Byline Bancorp, Inc.	337,012
3,550	Cambridge Bancorp	317,867
6,819	Capital City Bank Group, Inc.	188,614
80,303	Central Pacific Financial Corp.	2,336,817
22,571	Columbia Banking System, Inc.	784,794
16,620	Community Bank System, Inc.	1,187,000
4,176	Community Trust Bancorp, Inc.	184,537
75,526	CVB Financial Corp.	1,663,838
18,146	Dime Community Bancshares, Inc.	634,384
38,265	FB Financial Corp.	1,703,558
260,230	First BanCorp. (Puerto Rico)	3,786,347
12,642	First Bank	185,205
65,500	First Commonwealth Financial Corp.	1,084,680
37,038	First Financial Bancorp	933,728
24,090	First Internet Bancorp	1,210,763
5,311	Great Southern Bancorp, Inc.	315,155
2,592	Guaranty Bancshares, Inc.	92,120
5,838	Hancock Whitney Corp.	307,779

Shares	Description	Value

Common Stocks – (continued)
Banks – (continued)
65,071	Hanmi Financial Corp.	$ 1,749,108
18,246	HarborOne Bancorp, Inc.	259,093
35,500	Home BancShares, Inc.	836,380
10,666	HomeStreet, Inc.	519,968
7,825	HomeTrust Bancshares, Inc.	243,592
74,467	Hope Bancorp, Inc.	1,247,322
4,395	Independent Bank Corp.	107,590
82,111	International Bancshares Corp.	3,451,125
5,949	Macatawa Bank Corp.	53,779
60,207	OFG Bancorp (Puerto Rico)	1,665,928
33,328	Origin Bancorp, Inc.	1,423,772
1,622	Peoples Financial Services Corp.	82,284
9,272	Sierra Bancorp	245,986
3,369	Silvergate Capital Corp., Class A*	362,976
3,675	Southern First Bancshares, Inc.*	215,355
99,699	Towne Bank	3,128,555
98,793	Trustmark Corp.	3,218,676
93,349	United Bankshares, Inc.	3,298,020
21,201	United Community Banks, Inc.	750,303

		48,063,023

Beverages – 0.4%
3,438	Coca-Cola Consolidated, Inc.	1,969,974
21,024	Primo Water Corp.	351,101

		2,321,075

Biotechnology – 7.3%
47,900	Affimed NV (Germany)*	195,432
62,003	Akebia Therapeutics, Inc.*	123,386
2,315	Albireo Pharma, Inc.*	65,954
10,052	Aldeyra Therapeutics, Inc.*	36,891
4,131	Alector, Inc.*	65,518
123,282	Alkermes PLC*	3,143,691
13,310	Allakos, Inc.*	89,976
44,676	Allogene Therapeutics, Inc.*	511,540
9,595	Allovir, Inc.*	78,295
7,180	ALX Oncology Holdings, Inc.*	114,880
160,619	Amicus Therapeutics, Inc.*	1,511,425
24,270	AnaptysBio, Inc.*	775,912
6,686	Applied Molecular Transport, Inc.*	62,982
11,668	Arena Pharmaceuticals, Inc.*	1,073,223
16,324	Arrowhead Pharmaceuticals, Inc.*	861,254
33,462	Avid Bioservices, Inc.*	631,428

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Biotechnology – (continued)
33,842	BioCryst Pharmaceuticals, Inc.*	$ 522,859
55,829	Cardiff Oncology, Inc.*	188,702
12,813	CareDx, Inc.*	535,583
8,208	ChemoCentryx, Inc.*	220,713
89,822	Chimerix, Inc.*	512,884
31,211	Denali Therapeutics, Inc.*	1,068,040
14,233	Design Therapeutics, Inc.*(a)	179,905
94,465	Dynavax Technologies Corp.*(a)	1,225,211
19,114	Eagle Pharmaceuticals, Inc.*	878,097
42,299	Editas Medicine, Inc.*	805,373
66,473	Eiger BioPharmaceuticals, Inc.*	287,163
10,547	Emergent BioSolutions, Inc.*	493,600
34,764	Global Blood Therapeutics, Inc.*	1,002,941
106,240	Halozyme Therapeutics, Inc.*	3,676,966
101,757	Heron Therapeutics, Inc.*	886,304
9,249	Ideaya Biosciences, Inc.*	153,256
53,313	ImmunoGen, Inc.*	301,218
17,494	Inhibrx, Inc.*	464,641
35,412	Insmed, Inc.*	803,144
7,804	Intellia Therapeutics, Inc.*	738,024
10,952	Intercept Pharmaceuticals, Inc.*(a)	179,503
73,321	Jounce Therapeutics, Inc.*	548,441
15,485	Kronos Bio, Inc.*	140,914
1,559	Krystal Biotech, Inc.*	91,981
5,094	Kymera Therapeutics, Inc.*	213,948
10,765	MacroGenics, Inc.*	132,948
2,887	Madrigal Pharmaceuticals, Inc.*	166,234
16,228	Myriad Genetics, Inc.*	426,634
11,541	Nkarta, Inc.*	114,371
45,697	OPKO Health, Inc.*	143,032
101,638	Organogenesis Holdings, Inc.*	781,596
129,323	Precision BioSciences, Inc.*	616,871
12,341	Protagonist Therapeutics, Inc.*	361,468
21,268	Prothena Corp. PLC (Ireland)*	724,813
34,620	Puma Biotechnology, Inc.*	85,165
125,694	Rigel Pharmaceuticals, Inc.*	321,777
17,578	Rubius Therapeutics, Inc.*	118,652
179,176	Selecta Biosciences, Inc.*	447,940
50,570	Seres Therapeutics, Inc.*	421,754
25,546	Solid Biosciences, Inc.*	31,166
33,105	Sutro Biopharma, Inc.*	353,561
28,494	Travere Therapeutics, Inc.*	783,585
11,672	Turning Point Therapeutics, Inc.*	434,549

Shares	Description	Value

Common Stocks – (continued)
Biotechnology – (continued)
23,652	Twist Bioscience Corp.*	$ 1,405,402
164,094	Vanda Pharmaceuticals, Inc.*	2,487,665
164,503	VBI Vaccines, Inc.*(a)	279,655
13,605	Veracyte, Inc.*	413,728
4,549	Vericel Corp.*	161,853
2,733	Verve Therapeutics, Inc.*	78,765
19,870	Vir Biotechnology, Inc.*	682,137
4,241	XBiotech, Inc.(a)	45,676
10,617	Zentalis Pharmaceuticals, Inc.*	606,018

		38,088,213

Building Products – 1.0%
21,197	JELD-WEN Holding, Inc.*	500,249
60,297	Quanex Building Products Corp.	1,313,872
43,622	UFP Industries, Inc.	3,483,653

		5,297,774

Capital Markets – 2.0%
16,817	Focus Financial Partners, Inc., Class A*	846,904
7,329	Houlihan Lokey, Inc.	778,926
60,157	Moelis & Co., Class A	3,397,066
60,500	Oppenheimer Holdings, Inc., Class A	2,564,595
8,104	PJT Partners, Inc., Class A	561,769
5,364	Pzena Investment Management, Inc., Class A	54,391
8,941	Virtus Investment Partners, Inc.	2,339,681

		10,543,332

Chemicals – 1.9%
31,172	AdvanSix, Inc.	1,312,030
4,572	FutureFuel Corp.	35,662
4,429	Ingevity Corp.*	291,915
29,239	Innospec, Inc.	2,718,057
2,755	Intrepid Potash, Inc.*	106,839
11,874	Koppers Holdings, Inc.*	354,795
13,805	Livent Corp.*	317,653
24,325	Minerals Technologies, Inc.	1,702,020
138,264	Tronox Holdings PLC, Class A	3,138,593

		9,977,564

Commercial Services & Supplies – 1.1%
12,596	BrightView Holdings, Inc.*	167,149
4,914	Brink’s Co. (The)	342,899
1,227	Casella Waste Systems, Inc., Class A*	93,227

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Commercial Services & Supplies – (continued)
5,115	Cimpress PLC (Ireland)*	$ 343,830
73,219	Ennis, Inc.	1,386,036
23,195	Heritage-Crystal Clean, Inc.*	663,609
47,683	Matthews International Corp., Class A	1,674,627
30,301	US Ecology, Inc.*	866,003

		5,537,380

Communications Equipment – 1.2%
16,570	Cambium Networks Corp.*	400,662
14,234	Clearfield, Inc.*	917,666
191,771	Harmonic, Inc.*	2,063,456
84,457	Infinera Corp.*	711,128
71,656	NetScout Systems, Inc.*	2,260,747

		6,353,659

Construction & Engineering – 0.5%
16,579	Argan, Inc.	615,910
10,401	Dycom Industries, Inc.*	876,700
37,896	Sterling Construction Co., Inc.*	962,937

		2,455,547

Construction Materials – 0.6%
87,145	Summit Materials, Inc., Class A*	3,098,876
412	United States Lime & Minerals, Inc.	52,114

		3,150,990

Consumer Finance – 0.9%
3,046	Encore Capital Group, Inc.*	196,467
20,035	EZCORP, Inc., Class A*	119,609
36,837	FirstCash Holdings, Inc.	2,567,539
15,830	LendingClub Corp.*	296,970
3,483	Oportun Financial Corp.*	62,729
23,400	Regional Management Corp.	1,187,784

		4,431,098

Distributors – 0.2%
55,918	Funko, Inc., Class A*	966,263

Diversified Consumer Services – 0.1%
8,238	Stride, Inc.*	288,907

Shares	Description	Value

Common Stocks – (continued)
Diversified Financial Services – 0.0%
6,131	Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	$ 101,039

Diversified Telecommunication Services – 0.8%
49,736	Cogent Communications Holdings, Inc.	3,163,707
132,482	Globalstar, Inc.*(a)	141,756
18,120	Iridium Communications, Inc.*	650,146
16,682	Liberty Latin America Ltd., Class C (Chile)*	180,332

		4,135,941

Electrical Equipment – 1.8%
41,818	Atkore, Inc.*	4,507,144
20,932	Bloom Energy Corp., Class A*	315,655
27,898	Encore Wire Corp.	3,143,826
55,878	GrafTech International Ltd.	585,601
20,636	Powell Industries, Inc.	616,191
15,733	Thermon Group Holdings, Inc.*	269,821

		9,438,238

Electronic Equipment, Instruments & Components – 2.3%
1,653	Badger Meter, Inc.	167,234
18,455	Belden, Inc.	1,032,557
102,249	CTS Corp.	3,430,454
1,769	ePlus, Inc.*	81,321
14,146	Fabrinet (Thailand)*	1,600,762
5,623	PC Connection, Inc.	243,757
182,313	Vishay Intertechnology, Inc.	3,775,702
43,659	Vishay Precision Group, Inc.*	1,398,398

		11,730,185

Energy Equipment & Services – 0.5%
12,600	Archrock, Inc.	106,344
4,760	DMC Global, Inc.*	192,018
83,001	Helix Energy Solutions Group, Inc.*	292,994
20,235	Liberty Oilfield Services, Inc., Class A*	244,844
14,398	National Energy Services Reunited Corp.*	142,972
31,328	Oceaneering International, Inc.*	408,204
35,756	Oil States International, Inc.*	224,190
46,996	ProPetro Holding Corp.*	493,928
17,425	TETRA Technologies, Inc.*	51,055
50,986	US Silica Holdings, Inc.*	486,916

		2,643,465

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Entertainment – 1.4%
98,053	AMC Entertainment Holdings, Inc., Class A*(a)	$ 1,574,731
152,184	Cinemark Holdings, Inc.*	2,297,978
111,756	IMAX Corp.*	1,927,791
13,255	Lions Gate Entertainment Corp., Class B*	193,258
82,609	Marcus Corp. (The)*	1,391,962

		7,385,720

Equity Real Estate Investment Trusts (REITs) – 5.7%
34,183	American Assets Trust, Inc. REIT	1,229,563
3,286	Apple Hospitality REIT, Inc. REIT	53,003
13,120	City Office REIT, Inc. REIT	233,930
6,851	Community Healthcare Trust, Inc. REIT	310,624
20,823	Corporate Office Properties Trust REIT	525,989
17,402	DiamondRock Hospitality Co. REIT*	162,709
10,909	EastGroup Properties, Inc. REIT	2,180,818
138,010	Independence Realty Trust, Inc. REIT	3,172,850
92,950	Industrial Logistics Properties Trust REIT	2,131,343
26,017	Macerich Co. (The) REIT	430,321
68,070	National Storage Affiliates Trust REIT	4,190,389
47,341	NexPoint Residential Trust, Inc. REIT	3,754,141
94,726	Outfront Media, Inc. REIT	2,352,994
9,331	Paramount Group, Inc. REIT	81,086
145,694	Piedmont Office Realty Trust, Inc., Class A REIT	2,587,525
5,230	Plymouth Industrial REIT, Inc. REIT	150,363
1,705	PotlatchDeltic Corp. REIT	91,712
60,211	Retail Opportunity Investments Corp. REIT	1,115,710
10,808	RPT Realty REIT	136,397
146,338	SITE Centers Corp. REIT	2,167,266
5,541	Tanger Factory Outlet Centers, Inc. REIT	94,252
8,813	Terreno Realty Corp. REIT	658,948
35,097	UMH Properties, Inc. REIT	828,289
41,908	Urstadt Biddle Properties, Inc., Class A REIT	825,169

		29,465,391

Food & Staples Retailing – 0.6%
35,151	Ingles Markets, Inc., Class A	2,704,167
14,561	Rite Aid Corp.*	154,492

		2,858,659

Food Products – 0.3%
4,217	B&G Foods, Inc.(a)	131,148
7,275	Sanderson Farms, Inc.	1,338,600

Shares	Description	Value

Common Stocks – (continued)
Food Products – (continued)
5,086	Tootsie Roll Industries, Inc.	$ 172,670

		1,642,418

Gas Utilities – 0.1%
12,025	Northwest Natural Holding Co.	569,263

Health Care Equipment & Supplies – 3.8%
33,535	AngioDynamics, Inc.*	725,362
25,313	Artivion, Inc.*	450,571
33,973	Avanos Medical, Inc.*	1,028,023
16,861	Cardiovascular Systems, Inc.*	296,248
29,863	Cerus Corp.*	160,066
1,206	CONMED Corp.	165,922
6,705	CryoPort, Inc.*	280,068
9,827	Heska Corp.*	1,351,999
19,238	Integer Holdings Corp.*	1,508,452
81,116	Invacare Corp.*	182,511
35,824	LeMaitre Vascular, Inc.	1,515,713
9,564	LivaNova PLC*	718,352
23,501	Merit Medical Systems, Inc.*	1,303,130
174	Mesa Laboratories, Inc.	49,473
80,050	Natus Medical, Inc.*	1,844,352
70,249	Neogen Corp.*	2,561,981
13,353	Retractable Technologies, Inc.*(a)	72,907
22,562	STAAR Surgical Co.*	1,640,709
33,111	Surmodics, Inc.*	1,512,511
4,362	Utah Medical Products, Inc.	410,333
68,569	Varex Imaging Corp.*	1,789,651

		19,568,334

Health Care Providers & Services – 4.1%
17,833	Alignment Healthcare, Inc.*	135,531
14,686	AMN Healthcare Services, Inc.*	1,488,279
8,303	Apollo Medical Holdings, Inc.*(a)	427,438
75,437	Aveanna Healthcare Holdings, Inc.*	414,149
318,972	Brookdale Senior Living, Inc.*	1,687,362
137,149	Community Health Systems, Inc.*	1,740,421
104,050	Covetrus, Inc.*	1,880,183
14,594	Cross Country Healthcare, Inc.*	313,917
62,874	Hanger, Inc.*	1,139,906
28,878	Joint Corp. (The)*	1,560,567
13,731	National HealthCare Corp.	898,007
113,822	Patterson Cos., Inc.	3,265,553

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care Providers & Services – (continued)
65,968	Select Medical Holdings Corp.	$ 1,532,437
119,353	Sharps Compliance Corp.*	805,633
50,615	Tenet Healthcare Corp.*	3,751,584
4,019	US Physical Therapy, Inc.	388,919

		21,429,886

Health Care Technology – 0.2%
21,714	Computer Programs and Systems, Inc.*	614,940
4,559	Convey Health Solutions Holdings, Inc.*	35,515
2,693	Inspire Medical Systems, Inc.*	595,934

		1,246,389

Hotels, Restaurants & Leisure – 2.6%
1,936	BJ’s Restaurants, Inc.*	58,254
26,179	Bloomin’ Brands, Inc.*	532,219
37,652	Dave & Buster’s Entertainment, Inc.*	1,347,565
150,806	Drive Shack, Inc.*	211,128
4,104	Monarch Casino & Resort, Inc.*	254,038
19,562	PlayAGS, Inc.*	152,388
1,773	RCI Hospitality Holdings, Inc.	123,880
65,190	Red Rock Resorts, Inc., Class A	2,902,259
11,311	Ruth’s Hospitality Group, Inc.*	226,559
60,822	SeaWorld Entertainment, Inc.*	3,623,775
3,530	Shake Shack, Inc., Class A*	233,227
43,165	Texas Roadhouse, Inc.	3,685,859

		13,351,151

Household Durables – 2.9%
15,060	Beazer Homes USA, Inc.*	274,694
10,818	Installed Building Products, Inc.	1,198,526
1,106	iRobot Corp.*	72,465
88,510	KB Home	3,739,547
24,360	LGI Homes, Inc.*	3,033,064
31,749	M/I Homes, Inc.*	1,682,380
19,336	Meritage Homes Corp.*	1,972,852
141,032	Tri Pointe Homes, Inc.*	3,357,972

		15,331,500

Household Products – 0.7%
76,663	Energizer Holdings, Inc.	2,883,295
4,118	WD-40 Co.	915,267

		3,798,562

Shares	Description	Value

Common Stocks – (continued)
Insurance – 4.5%
97,664	American Equity Investment Life Holding Co.	$ 4,017,897
28,132	AMERISAFE, Inc.	1,477,493
62,592	Argo Group International Holdings Ltd.	3,553,974
82,100	BRP Group, Inc., Class A*	2,505,692
686,099	Genworth Financial, Inc., Class A*	2,675,786
26,034	Goosehead Insurance, Inc., Class A	2,566,432
10,653	Kinsale Capital Group, Inc.	2,134,009
1,889	National Western Life Group, Inc., Class A	404,000
4,455	RLI Corp.	466,795
51,856	Stewart Information Services Corp.	3,704,074

		23,506,152

Interactive Media & Services – 0.5%
18,490	Cargurus, Inc.*	589,831
24,595	Eventbrite, Inc., Class A*	352,446
45,574	fuboTV, Inc.*(a)	489,465
36,416	Liberty TripAdvisor Holdings, Inc., Class A*	81,936
65,010	QuinStreet, Inc.*	1,046,011
40,332	TrueCar, Inc.*	138,742

		2,698,431

Internet & Direct Marketing Retail – 0.6%
14,437	1-800-Flowers.com, Inc., Class A*	245,862
57,832	aka Brands Holding Corp.*	410,029
10,130	CarParts.com, Inc.*	93,196
14,976	Lands’ End, Inc.*	274,510
25,216	Liquidity Services, Inc.*	479,860
3,834	Overstock.com, Inc.*	183,802
13,981	PetMed Express, Inc.(a)	361,129
19,234	Porch Group, Inc.*	202,919
9,226	Rent the Runway, Inc., Class A*(a)	53,234
16,265	Revolve Group, Inc.*	802,190

		3,106,731

IT Services – 2.3%
56,602	Brightcove, Inc.*	533,757
137,715	Conduent, Inc.*	651,392
14,430	DigitalOcean Holdings, Inc.*	827,416
40,500	EVERTEC, Inc. (Puerto Rico)	1,767,420
31,772	Evo Payments, Inc., Class A*	766,341
18,665	ExlService Holdings, Inc.*	2,249,506
19,427	Hackett Group, Inc. (The)	371,833
9,018	I3 Verticals, Inc., Class A*	208,676

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
IT Services – (continued)
41,458	MoneyGram International, Inc.*	$ 363,587
30,465	Perficient, Inc.*	3,193,341
61,807	Rackspace Technology, Inc.*	773,205

		11,706,474

Leisure Products – 0.4%
26,758	Acushnet Holdings Corp.	1,249,599
44,973	Latham Group, Inc.*	750,150
3,201	Vista Outdoor, Inc.*	123,494

		2,123,243

Life Sciences Tools & Services – 1.3%
5,996	Berkeley Lights, Inc.*	58,221
35,849	Codexis, Inc.*	734,904
5,527	Inotiv, Inc.*	176,809
10,171	MaxCyte, Inc.*	65,705
21,525	Medpace Holdings, Inc.*	3,819,827
53,264	NanoString Technologies, Inc.*	1,849,326

		6,704,792

Machinery – 2.3%
9,370	Albany International Corp., Class A	784,363
1,597	CIRCOR International, Inc.*	44,349
14,346	Douglas Dynamics, Inc.	524,059
11,689	Enerpac Tool Group Corp.	208,649
858	ESCO Technologies, Inc.	68,451
6,708	Franklin Electric Co., Inc.	582,254
5,094	Hydrofarm Holdings Group, Inc.*	99,893
83,520	Kennametal, Inc.	2,887,286
13,183	Meritor, Inc.*	303,868
60,185	Mueller Industries, Inc.	3,109,157
11,875	Nikola Corp.*(a)	95,356
1,519	SPX Corp.*	79,262
70,033	Terex Corp.	2,921,777
49,640	Titan International, Inc.*	483,990

		12,192,714

Marine – 0.7%
35,340	Eagle Bulk Shipping, Inc.(a)	1,583,939
52,845	Genco Shipping & Trading Ltd.	822,268
391,780	Safe Bulkers, Inc. (Greece)*	1,367,312

		3,773,519

Shares	Description	Value

Common Stocks – (continued)
Media – 0.7%
1,248	Daily Journal Corp.*	$ 404,340
23,571	EW Scripps Co. (The), Class A*	483,206
11,472	Hemisphere Media Group, Inc.*	74,453
22,936	iHeartMedia, Inc., Class A*	462,160
41,254	Magnite, Inc.*	559,817
17,996	TechTarget, Inc.*	1,492,588

		3,476,564

Metals & Mining – 1.1%
41,333	Century Aluminum Co.*	634,048
39,684	Constellium SE*	694,073
18,455	Haynes International, Inc.	694,277
113,951	Novagold Resources, Inc. (Canada)*	752,077
168,741	SunCoke Energy, Inc.	1,155,876
70,135	Warrior Met Coal, Inc.	1,837,537

		5,767,888

Mortgage Real Estate Investment Trusts (REITs) – 1.2%
155,514	Chimera Investment Corp. REIT	2,254,953
27,731	Great Ajax Corp. REIT	361,612
47,504	Ladder Capital Corp. REIT	564,823
452,185	MFA Financial, Inc. REIT	2,093,616
89,911	TPG RE Finance Trust, Inc. REIT	1,134,677

		6,409,681

Multiline Retail – 0.2%
2,104	Dillard’s, Inc., Class A	533,827
21,212	Macy’s, Inc.	543,027

		1,076,854

Oil, Gas & Consumable Fuels – 4.4%
99,460	Antero Resources Corp.*	1,942,454
2,707	Callon Petroleum Co.*	133,834
80,833	Centennial Resource Development, Inc., Class A*	631,306
23,556	Comstock Resources, Inc.*	183,266
4,477	Earthstone Energy, Inc., Class A*	61,156
51,746	Equitrans Midstream Corp.	419,660
54,765	Kosmos Energy Ltd. (Ghana)*	237,132
1,308	Laredo Petroleum, Inc.*	87,845
46,820	Magnolia Oil & Gas Corp., Class A	1,012,717
88,437	Matador Resources Co.	3,959,325
42,267	Murphy Oil Corp.	1,335,637

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Oil, Gas & Consumable Fuels – (continued)
109,224	Ovintiv, Inc.	$ 4,237,891
3,574	PBF Energy, Inc., Class A*	56,612
20,644	PDC Energy, Inc.	1,223,570
202,896	Range Resources Corp.*	3,905,748
63,854	SM Energy Co.	2,095,050
347,773	W&T Offshore, Inc.*	1,488,468

		23,011,671

Personal Products – 0.3%
30,447	Edgewell Personal Care Co.	1,394,473

Pharmaceuticals – 2.0%
169,718	Amneal Pharmaceuticals, Inc.*	751,851
62,505	Amphastar Pharmaceuticals, Inc.*	1,443,240
92,033	Antares Pharma, Inc.*	310,151
5,589	Arvinas, Inc.*	399,558
1,342	Cassava Sciences, Inc.*(a)	59,383
149,660	Endo International PLC*	477,415
14,850	Innoviva, Inc.*	238,046
8,320	Intra-Cellular Therapies, Inc.*	395,117
108,438	Phibro Animal Health Corp., Class A	2,092,853
60,388	Prestige Consumer Healthcare, Inc.*	3,408,903
24,239	Supernus Pharmaceuticals, Inc.*	747,773

		10,324,290

Professional Services – 1.9%
3,704	ASGN, Inc.*	425,478
4,889	Barrett Business Services, Inc.	312,896
3,668	CBIZ, Inc.*	141,695
2,506	CRA International, Inc.	213,160
15,274	Exponent, Inc.	1,450,724
27,640	Forrester Research, Inc.*	1,520,753
6,612	Franklin Covey Co.*	309,508
47,128	Heidrick & Struggles International, Inc.	2,062,793
2,200	Huron Consulting Group, Inc.*	97,064
47,265	Korn Ferry	3,137,451
4,832	TriNet Group, Inc.*	411,686

		10,083,208

Real Estate Management & Development – 0.1%
2,778	Forestar Group, Inc.*	55,421

Shares	Description	Value

Common Stocks – (continued)
Real Estate Management & Development – (continued)
12,532	St. Joe Co. (The)	$ 607,927

		663,348

Road & Rail – 1.9%
6,591	Avis Budget Group, Inc.*	1,161,202
31,855	Heartland Express, Inc.	476,551
202,393	Marten Transport Ltd.	3,377,939
13,605	Saia, Inc.*	3,867,630
18,275	Werner Enterprises, Inc.	814,882

		9,698,204

Semiconductors & Semiconductor Equipment – 2.7%
10,494	Ambarella, Inc.*	1,470,734
20,732	Axcelis Technologies, Inc.*	1,298,030
72,372	Cohu, Inc.*	2,386,829
12,283	Diodes, Inc.*	1,139,740
37,697	FormFactor, Inc.*	1,611,170
6,193	Ichor Holdings Ltd.*	262,707
28,282	Kulicke & Soffa Industries, Inc. (Singapore)	1,546,743
13,255	Lattice Semiconductor Corp.*	731,941
27,866	MaxLinear, Inc.*	1,672,517
4,317	Power Integrations, Inc.	348,425
2,571	SiTime Corp.*	599,274
7,549	Ultra Clean Holdings, Inc.*	380,621
24,621	Veeco Instruments, Inc.*	676,831

		14,125,562

Software – 6.0%
107,644	A10 Networks, Inc.	1,593,131
76,893	ACI Worldwide, Inc.*	2,642,812
3,187	Alarm.com Holdings, Inc.*	237,655
10,503	Altair Engineering, Inc., Class A*	660,849
5,313	American Software, Inc., Class A	122,146
21,413	Cerence, Inc.*	1,359,511
39,876	ChannelAdvisor Corp.*	842,979
17,010	CommVault Systems, Inc.*	1,147,495
27,952	Domo, Inc., Class B*	1,312,626
182,519	E2open Parent Holdings, Inc.*	1,697,427
35,962	eGain Corp.*	371,488
34,085	Envestnet, Inc.*	2,520,245
5,989	Intapp, Inc.*(a)	120,499
8,636	Marathon Digital Holdings, Inc.*(a)	203,291
1,037	MicroStrategy, Inc., Class A*(a)	381,626

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Software – (continued)
27,112	Mimecast Ltd.*	$ 2,161,098
9,242	Momentive Global, Inc.*	158,315
27,973	Ping Identity Holding Corp.*	553,586
1,935	Rapid7, Inc.*	186,399
51,510	Sapiens International Corp. NV (Israel)	1,640,078
22,837	SPS Commerce, Inc.*	2,828,362
18,456	Tenable Holdings, Inc.*	948,638
46,584	Upland Software, Inc.*	913,046
38,971	Varonis Systems, Inc.*	1,452,059
28,845	Workiva, Inc.*	3,411,787
109,713	Yext, Inc.*	888,675
50,935	Zuora, Inc., Class A*	847,049

		31,202,872

Specialty Retail – 3.5%
55,189	Academy Sports & Outdoors, Inc.*	2,146,852
53,420	American Eagle Outfitters, Inc.	1,219,579
8,370	Asbury Automotive Group, Inc.*	1,347,319
3,505	Bed Bath & Beyond, Inc.*	56,921
13,202	Boot Barn Holdings, Inc.*	1,214,188
74,976	Buckle, Inc. (The)	2,822,097
69,690	Cato Corp. (The), Class A	1,151,279
41,157	Chico’s FAS, Inc.*	193,849
48,911	Designer Brands, Inc., Class A*	644,158
9,929	Group 1 Automotive, Inc.	1,686,044
10,274	MarineMax, Inc.*	483,494
19,387	Murphy USA, Inc.	3,812,647
67,725	Tilly’s, Inc., Class A	892,616
8,856	TravelCenters of America, Inc.*	403,656

		18,074,699

Technology Hardware, Storage & Peripherals – 0.4%
28,912	3D Systems Corp.*	517,525
13,838	Avid Technology, Inc.*	433,960
65,653	Eastman Kodak Co.*(a)	258,016
20,465	Super Micro Computer, Inc.*	829,242

		2,038,743

Textiles, Apparel & Luxury Goods – 1.0%
24,928	Crocs, Inc.*	2,558,112
7,361	Movado Group, Inc.	272,872
2,665	Oxford Industries, Inc.	219,569

Shares	Description	Value

Common Stocks – (continued)
Textiles, Apparel & Luxury Goods – (continued)
55,705	Steven Madden Ltd.	$ 2,291,704

		5,342,257

Thrifts & Mortgage Finance – 0.8%
4,716	Bridgewater Bancshares, Inc.*	83,898
3,912	Home Bancorp, Inc.	151,981
46,614	Merchants Bancorp	1,358,798
21,971	PennyMac Financial Services, Inc.	1,377,582
16,190	TrustCo Bank Corp.	548,841
2,839	Walker & Dunlop, Inc.	375,912

		3,897,012

Tobacco – 0.2%
73,513	Vector Group Ltd.	816,729

Trading Companies & Distributors – 2.3%
13,953	Boise Cascade Co.	979,780
4,222	GMS, Inc.*	216,082
51,576	H&E Equipment Services, Inc.	2,147,109
10,515	Herc Holdings, Inc.	1,687,132
31,472	McGrath RentCorp	2,398,481
237,662	MRC Global, Inc.*	1,761,076
21,244	NOW, Inc.*	188,859
4,520	Rush Enterprises, Inc., Class A	238,746
68,378	Titan Machinery, Inc.*	2,106,042

		11,723,307

Wireless Telecommunication Services – 0.4%
62,046	Gogo, Inc.*(a)	772,473
59,235	Shenandoah Telecommunications Co.	1,348,781

		2,121,254

TOTAL COMMON STOCKS (Cost $498,175,288)		$514,743,117

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $498,175,288)		$514,743,117

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 1.2%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
6,109,750	0.026%	$ 6,109,750
(Cost $6,109,750)

TOTAL INVESTMENTS – 100.2% (Cost $504,285,038)		$520,852,867

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.2)%		(1,012,357)

NET ASSETS – 100.0%		$519,840,510

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets

.*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At January 31, 2022, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
E-Mini Russell 2000 Index	14	03/18/22	$1,516,114	$(99,034)

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Schedule of Investments

January 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 100.8%
Aerospace & Defense – 0.1%
4,297	Vectrus, Inc.*	$ 197,705

Auto Components – 1.1%
11,928	Fox Factory Holding Corp.*	1,587,259
23,541	Patrick Industries, Inc.	1,516,040

		3,103,299

Banks – 1.2%
8,871	Central Pacific Financial Corp.	258,146
73,922	First BanCorp. (Puerto Rico)	1,075,565
2,026	Hanmi Financial Corp.	54,459
2,002	OFG Bancorp (Puerto Rico)	55,396
11,674	Origin Bancorp, Inc.	498,713
12,399	ServisFirst Bancshares, Inc.	1,052,303
5,404	Silvergate Capital Corp., Class A*	582,227

		3,576,809

Beverages – 0.9%
4,269	Coca-Cola Consolidated, Inc.	2,446,137
1,824	National Beverage Corp.	81,478

		2,527,615

Biotechnology – 10.8%
21,441	ACADIA Pharmaceuticals, Inc.*	482,208
19,037	Affimed NV (Germany)*	77,671
48,898	Akebia Therapeutics, Inc.*	97,307
5,833	Albireo Pharma, Inc.*	166,182
27,374	Aldeyra Therapeutics, Inc.*	100,463
26,401	Alector, Inc.*	418,720
110,154	Alkermes PLC*	2,808,927
8,812	Allakos, Inc.*	59,569
6,830	Allogene Therapeutics, Inc.*	78,203
10,094	ALX Oncology Holdings, Inc.*	161,504
133,196	Amicus Therapeutics, Inc.*	1,253,374
11,378	Anavex Life Sciences Corp.*	148,824
1,586	Apellis Pharmaceuticals, Inc.*	63,868
12,308	Applied Molecular Transport, Inc.*	115,941
25,769	Arrowhead Pharmaceuticals, Inc.*	1,359,572
35,618	Avid Bioservices, Inc.*	672,112
12,008	Beyondspring, Inc.*	38,786
11,637	C4 Therapeutics, Inc.*	284,292
12,581	CareDx, Inc.*	525,886
104,331	Chimerix, Inc.*	595,730
6,961	Coherus Biosciences, Inc.*	86,038

Shares	Description	Value

Common Stocks – (continued)
Biotechnology – (continued)
25,419	Denali Therapeutics, Inc.*	$ 869,838
76,333	Dynavax Technologies Corp.*	990,039
1,406	Eagle Pharmaceuticals, Inc.*	64,592
30,362	Editas Medicine, Inc.*	578,092
30,758	Eiger BioPharmaceuticals, Inc.*	132,875
7,160	Erasca, Inc.*(a)	84,846
9,887	Fate Therapeutics, Inc.*	410,409
39,102	Global Blood Therapeutics, Inc.*	1,128,093
74,083	Halozyme Therapeutics, Inc.*	2,564,013
124,971	Heron Therapeutics, Inc.*	1,088,497
33,396	ImmunoGen, Inc.*	188,687
19,862	Inhibrx, Inc.*	527,535
33,064	Insmed, Inc.*	749,892
15,359	Intellia Therapeutics, Inc.*	1,452,501
42,321	Intercept Pharmaceuticals, Inc.*(a)	693,641
25,965	Jounce Therapeutics, Inc.*	194,218
1,707	Karuna Therapeutics, Inc.*	189,579
5,531	Kodiak Sciences, Inc.*	324,670
14,904	Kymera Therapeutics, Inc.*	625,968
24,784	MacroGenics, Inc.*	306,082
3,741	Madrigal Pharmaceuticals, Inc.*	215,407
81,076	Organogenesis Holdings, Inc.*	623,474
17,216	PMV Pharmaceuticals, Inc.*	276,489
120,784	Precision BioSciences, Inc.*	576,140
13,634	Protagonist Therapeutics, Inc.*	399,340
17,570	Prothena Corp. PLC (Ireland)*	598,786
9,153	PTC Therapeutics, Inc.*	368,134
61,141	Puma Biotechnology, Inc.*	150,407
18,774	Recursion Pharmaceuticals, Inc., Class A*	222,284
135,060	Rigel Pharmaceuticals, Inc.*	345,754
16,716	Rubius Therapeutics, Inc.*	112,833
22,064	Sana Biotechnology, Inc.*(a)	193,281
63,015	Seres Therapeutics, Inc.*	525,545
14,098	Sorrento Therapeutics, Inc.*(a)	48,638
2,232	SpringWorks Therapeutics, Inc.*	124,278
9,990	Stoke Therapeutics, Inc.*	189,310
18,880	Twist Bioscience Corp.*	1,121,850
36,603	Vanda Pharmaceuticals, Inc.*	554,901
211,684	VBI Vaccines, Inc.*	359,863
7,950	Vericel Corp.*	282,861
18,501	Vir Biotechnology, Inc.*	635,139
10,603	Zentalis Pharmaceuticals, Inc.*	605,219

		31,289,177

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Building Products – 1.1%
2,773	Masonite International Corp.*	$ 275,192
35,415	UFP Industries, Inc.	2,828,242

		3,103,434

Capital Markets – 2.7%
23,549	Focus Financial Partners, Inc., Class A*	1,185,927
7,383	Houlihan Lokey, Inc.	784,665
40,242	Moelis & Co., Class A	2,272,466
12,311	Oppenheimer Holdings, Inc., Class A	521,863
15,325	PJT Partners, Inc., Class A	1,062,329
29,019	Pzena Investment Management, Inc., Class A	294,253
6,113	Virtus Investment Partners, Inc.	1,599,650

		7,721,153

Chemicals – 1.2%
7,371	Ingevity Corp.*	485,823
5,172	Innospec, Inc.	480,789
57,570	Livent Corp.*	1,324,686
55,462	Tronox Holdings PLC, Class A	1,258,987

		3,550,285

Commercial Services & Supplies – 1.5%
18,481	Brink’s Co. (The)	1,289,604
14,271	Casella Waste Systems, Inc., Class A*	1,084,311
15,439	Cimpress PLC (Ireland)*	1,037,810
3,897	Heritage-Crystal Clean, Inc.*	111,493
15,163	Pitney Bowes, Inc.	93,404
6,158	Tetra Tech, Inc.	857,132

		4,473,754

Communications Equipment – 1.1%
21,788	Cambium Networks Corp.*	526,834
14,310	Casa Systems, Inc.*	63,393
21,349	Clearfield, Inc.*	1,376,370
3,465	Extreme Networks, Inc.*	43,971
57,352	Harmonic, Inc.*	617,108
61,224	Infinera Corp.*	515,506

		3,143,182

Construction & Engineering – 0.4%
11,113	Dycom Industries, Inc.*	936,715
7,346	WillScot Mobile Mini Holdings Corp.*	272,096

		1,208,811

Shares	Description	Value

Common Stocks – (continued)
Construction Materials – 0.1%
8,524	Summit Materials, Inc., Class A*	$ 303,113

Consumer Finance – 0.1%
634	Atlanticus Holdings Corp.*	40,772
2,302	Curo Group Holdings Corp.	32,988
6,787	Regional Management Corp.	344,508

		418,268

Distributors – 0.2%
31,211	Funko, Inc., Class A*	539,326

Diversified Consumer Services – 0.1%
10,460	Houghton Mifflin Harcourt Co.*	188,385

Diversified Telecommunication Services – 0.9%
38,755	Cogent Communications Holdings, Inc.	2,465,205
128,283	Globalstar, Inc.*(a)	137,263

		2,602,468

Electrical Equipment – 2.2%
3,110	Allied Motion Technologies, Inc.	111,493
29,726	Atkore, Inc.*	3,203,868
878	Blink Charging Co.*(a)	18,359
22,221	Bloom Energy Corp., Class A*	335,093
11,897	Encore Wire Corp.	1,340,673
80,155	GrafTech International Ltd.	840,024
23,420	Stem, Inc.*	287,598
3,794	Vicor Corp.*	357,888

		6,494,996

Electronic Equipment, Instruments & Components – 2.5%
6,285	Badger Meter, Inc.	635,853
45,894	CTS Corp.	1,539,744
19,007	Fabrinet (Thailand)*	2,150,832
3,158	Identiv, Inc.*	61,013
9,430	Napco Security Technologies, Inc.*	196,050
3,515	nLight, Inc.*	72,725
1,450	Plexus Corp.*	112,404
95,447	Vishay Intertechnology, Inc.	1,976,707
15,164	Vishay Precision Group, Inc.*	485,703

		7,231,031

Energy Equipment & Services – 0.5%
12,370	Cactus, Inc., Class A	599,450

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Energy Equipment & Services – (continued)
8,474	DMC Global, Inc.*	$ 341,841
14,037	Liberty Oilfield Services, Inc., Class A*	169,848
92,816	TETRA Technologies, Inc.*	271,951

		1,383,090

Entertainment – 0.8%
120,200	Cinemark Holdings, Inc.*	1,815,020
21,156	IMAX Corp.*	364,941
3,248	Marcus Corp. (The)*	54,729

		2,234,690

Equity Real Estate Investment Trusts (REITs) – 3.2%
15,573	EastGroup Properties, Inc. REIT	3,113,199
49,168	National Storage Affiliates Trust REIT	3,026,782
24,921	NexPoint Residential Trust, Inc. REIT	1,976,235
42,024	UMH Properties, Inc. REIT	991,766

		9,107,982

Food Products – 0.1%
10,855	Utz Brands, Inc.	174,874

Health Care Equipment & Supplies – 5.1%
8,431	Artivion, Inc.*	150,072
9,986	Axonics, Inc.*	473,636
38,788	Cardiovascular Systems, Inc.*	681,505
14,333	Cerus Corp.*	76,825
6,077	CONMED Corp.	836,074
13,398	CryoPort, Inc.*	559,635
7,180	Heska Corp.*	987,824
517	iRhythm Technologies, Inc.*	64,537
29,945	LeMaitre Vascular, Inc.	1,266,973
9,283	LivaNova PLC*	697,246
31,024	Merit Medical Systems, Inc.*	1,720,281
24,636	Natus Medical, Inc.*	567,613
58,000	Neogen Corp.*	2,115,260
1,900	PROCEPT BioRobotics Corp.*(a)	35,226
23,412	Retractable Technologies, Inc.*(a)	127,830
36,056	Senseonics Holdings, Inc.*(a)	96,630
1,821	Shockwave Medical, Inc.*	263,990
24,834	STAAR Surgical Co.*	1,805,929
34,056	Surmodics, Inc.*	1,555,678
8,449	Utah Medical Products, Inc.	794,797

		14,877,561

Shares	Description	Value

Common Stocks – (continued)
Health Care Providers & Services – 4.9%
2,940	Accolade, Inc.*	$ 56,154
3,016	Agiliti, Inc.*	57,696
49,508	Alignment Healthcare, Inc.*	376,261
17,484	AMN Healthcare Services, Inc.*	1,771,828
11,987	Apollo Medical Holdings, Inc.*(a)	617,091
118,940	Aveanna Healthcare Holdings, Inc.*	652,980
206,199	Brookdale Senior Living, Inc.*	1,090,793
88,461	Community Health Systems, Inc.*	1,122,570
95,268	Hanger, Inc.*	1,727,209
727	HealthEquity, Inc.*	38,851
24,710	Joint Corp. (The)*	1,335,328
59,516	Patterson Cos., Inc.	1,707,514
2,308	Pennant Group, Inc. (The)*	38,359
12,589	PetIQ, Inc.*	257,319
3,498	Progyny, Inc.*	141,669
5,510	R1 RCM, Inc.*	131,028
41,220	Select Medical Holdings Corp.	957,541
130,132	Sharps Compliance Corp.*	878,391
3,606	Tenet Healthcare Corp.*	267,277
10,713	US Physical Therapy, Inc.	1,036,697

		14,262,556

Health Care Technology – 0.4%
5,242	Inspire Medical Systems, Inc.*	1,160,002

Hotels, Restaurants & Leisure – 4.1%
19,791	BJ’s Restaurants, Inc.*	595,511
34,456	Bloomin’ Brands, Inc.*	700,490
21,354	Dave & Buster’s Entertainment, Inc.*	764,260
4,146	Dine Brands Global, Inc.	281,306
106,582	Drive Shack, Inc.*	149,215
18,847	Everi Holdings, Inc.*	372,605
9,154	Hilton Grand Vacations, Inc.*	447,264
855	International Game Technology PLC	22,888
1,059	Kura Sushi USA, Inc., Class A*	48,873
1,480	Monarch Casino & Resort, Inc.*	91,612
15,652	Noodles & Co.*	131,633
20,746	ONE Group Hospitality, Inc. (The)*	261,400
33,998	PlayAGS, Inc.*	264,844
1,267	Portillo’s, Inc., Class A*(a)	33,639
7,646	RCI Hospitality Holdings, Inc.	534,226
45,034	Red Rock Resorts, Inc., Class A	2,004,914
8,483	Ruth’s Hospitality Group, Inc.*	169,915
33,393	SeaWorld Entertainment, Inc.*	1,989,555

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Hotels, Restaurants & Leisure – (continued)
6,437	Shake Shack, Inc., Class A*	$ 425,293
30,227	Texas Roadhouse, Inc.	2,581,084

		11,870,527

Household Durables – 2.2%
3,606	Century Communities, Inc.	237,455
14,635	Installed Building Products, Inc.	1,621,412
3,296	iRobot Corp.*	215,954
36,130	KB Home	1,526,493
20,014	LGI Homes, Inc.*	2,491,943
1,412	Meritage Homes Corp.*	144,066
1,288	Tri Pointe Homes, Inc.*	30,667

		6,267,990

Household Products – 1.5%
63,640	Energizer Holdings, Inc.	2,393,500
8,102	WD-40 Co.	1,800,751

		4,194,251

Insurance – 3.0%
46,457	American Equity Investment Life Holding Co.	1,911,241
72,612	BRP Group, Inc., Class A*	2,216,118
148,985	Genworth Financial, Inc., Class A*	581,042
15,154	Goosehead Insurance, Inc., Class A	1,493,881
3,303	Kinsale Capital Group, Inc.	661,657
26,363	Stewart Information Services Corp.	1,883,109

		8,747,048

Interactive Media & Services – 0.8%
23,568	Cargurus, Inc.*	751,819
10,843	Eventbrite, Inc., Class A*	155,380
45,143	fuboTV, Inc.*(a)	484,836
63,579	Liberty TripAdvisor Holdings, Inc., Class A*	143,053
45,891	QuinStreet, Inc.*	738,386

		2,273,474

Internet & Direct Marketing Retail – 1.2%
19,740	1-800-Flowers.com, Inc., Class A*	336,172
53,044	aka Brands Holding Corp.*	376,082
42,822	CarParts.com, Inc.*	393,962
32,081	Liquidity Services, Inc.*	610,502
4,852	Lulu’s Fashion Lounge Holdings, Inc.*	46,870
9,228	Overstock.com, Inc.*	442,390
9,719	PetMed Express, Inc.	251,042

Shares	Description	Value

Common Stocks – (continued)
Internet & Direct Marketing Retail – (continued)
52,352	Porch Group, Inc.*	$ 552,314
8,576	Rent the Runway, Inc., Class A*(a)	49,484
9,088	Revolve Group, Inc.*	448,220

		3,507,038

IT Services – 4.0%
13,960	BigCommerce Holdings, Inc.Series 1*	456,352
64,126	Brightcove, Inc.*	604,708
14,833	DigitalOcean Holdings, Inc.*	850,524
30,813	EVERTEC, Inc. (Puerto Rico)	1,344,679
48,210	Evo Payments, Inc., Class A*	1,162,825
21,902	ExlService Holdings, Inc.*	2,639,629
42,597	Hackett Group, Inc. (The)	815,307
22,663	I3 Verticals, Inc., Class A*	524,422
8,177	MoneyGram International, Inc.*	71,712
24,858	Perficient, Inc.*	2,605,616
32,797	Rackspace Technology, Inc.*	410,291
968	TTEC Holdings, Inc.	77,527

		11,563,592

Leisure Products – 0.3%
41,190	Latham Group, Inc.*	687,049
1,261	Malibu Boats, Inc., Class A*	82,797

		769,846

Life Sciences Tools & Services – 2.1%
23,931	Berkeley Lights, Inc.*	232,370
52,693	Codexis, Inc.*	1,080,206
7,377	Cytek Biosciences, Inc.*(a)	107,409
9,719	Inotiv, Inc.*	310,911
17,441	Medpace Holdings, Inc.*	3,095,080
33,298	NanoString Technologies, Inc.*	1,156,107

		5,982,083

Machinery – 3.2%
11,660	CIRCOR International, Inc.*	323,798
47,899	Douglas Dynamics, Inc.	1,749,750
19,150	Enerpac Tool Group Corp.	341,827
8,136	Evoqua Water Technologies Corp.*	329,508
18,582	Franklin Electric Co., Inc.	1,612,918
12,186	Hydrofarm Holdings Group, Inc.*	238,967
17,632	Meritor, Inc.*	406,418
31,525	Mueller Industries, Inc.	1,628,582
32,800	Nikola Corp.*(a)	263,384

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Machinery – (continued)
527	Omega Flex, Inc.	$ 74,813
53,347	Terex Corp.	2,225,637

		9,195,602

Marine – 0.3%
2,446	Eagle Bulk Shipping, Inc.	109,630
222,333	Safe Bulkers, Inc. (Greece)*	775,942

		885,572

Media – 1.0%
2,715	Daily Journal Corp.*	879,633
35,226	Magnite, Inc.*	478,017
19,800	TechTarget, Inc.*	1,642,212

		2,999,862

Metals & Mining – 0.3%
62,858	Novagold Resources, Inc. (Canada)*	414,863
17,285	Warrior Met Coal, Inc.	452,867

		867,730

Mortgage Real Estate Investment Trusts (REITs) – 0.2%
106,005	MFA Financial, Inc. REIT	490,803
15,186	TPG RE Finance Trust, Inc. REIT	191,647

		682,450

Oil, Gas & Consumable Fuels – 2.5%
11,215	Callon Petroleum Co.*	554,470
5,031	Denbury, Inc.*	378,029
6,659	Energy Fuels, Inc.*(a)	41,086
37,648	Kosmos Energy Ltd. (Ghana)*	163,016
72,365	Magnolia Oil & Gas Corp., Class A	1,565,255
65,866	Matador Resources Co.	2,948,821
8,153	Ovintiv, Inc.	316,337
41,069	Range Resources Corp.*	790,578
13,719	SM Energy Co.	450,120

		7,207,712

Pharmaceuticals – 2.3%
227,258	Amneal Pharmaceuticals, Inc.*	1,006,753
223,093	Antares Pharma, Inc.*	751,823
7,064	Arvinas, Inc.*	505,005
5,590	Cassava Sciences, Inc.*(a)	247,358
87,873	Durect Corp.*	66,511
59,811	Endo International PLC*	190,797

Shares	Description	Value

Common Stocks – (continued)
Pharmaceuticals – (continued)
12,311	Intra-Cellular Therapies, Inc.*	$ 584,649
99,622	Phibro Animal Health Corp., Class A	1,922,705
22,619	Prestige Consumer Healthcare, Inc.*	1,276,843
35,347	SIGA Technologies, Inc.*	230,109

		6,782,553

Professional Services – 2.6%
335	ASGN, Inc.*	38,481
13,226	CRA International, Inc.	1,125,003
26,061	Exponent, Inc.	2,475,274
23,548	Forrester Research, Inc.*	1,295,611
25,053	Franklin Covey Co.*	1,172,731
18,553	Heidrick & Struggles International, Inc.	812,065
8,679	TriNet Group, Inc.*	739,451

		7,658,616

Real Estate Management & Development – 0.4%
24,676	St. Joe Co. (The)	1,197,033

Road & Rail – 1.4%
19,826	Marten Transport Ltd.	330,896
12,413	Saia, Inc.*	3,528,768
3,232	Universal Logistics Holdings, Inc.	55,041

		3,914,705

Semiconductors & Semiconductor Equipment – 6.0%
10,900	Ambarella, Inc.*	1,527,635
16,658	Axcelis Technologies, Inc.*	1,042,957
5,079	CEVA, Inc.*	191,326
55,665	Cohu, Inc.*	1,835,832
17,628	Diodes, Inc.*	1,635,702
39,620	FormFactor, Inc.*	1,693,359
1,226	Ichor Holdings Ltd.*	52,007
42,581	Kulicke & Soffa Industries, Inc. (Singapore)	2,328,755
32,200	Lattice Semiconductor Corp.*	1,778,084
4,545	MACOM Technology Solutions Holdings, Inc.*	278,200
32,210	MaxLinear, Inc.*	1,933,244
11,816	Power Integrations, Inc.	953,669
1,584	Semtech Corp.*	112,622
4,359	SiTime Corp.*	1,016,039
1,349	Synaptics, Inc.*	283,762

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – (continued)
12,863	Ultra Clean Holdings, Inc.*	$ 648,553

		17,311,746

Software – 10.0%
94,424	A10 Networks, Inc.	1,397,475
72,759	ACI Worldwide, Inc.*	2,500,727
8,289	Alarm.com Holdings, Inc.*	618,111
15,320	Altair Engineering, Inc., Class A*	963,934
7,053	American Software, Inc., Class A	162,148
945	Asana, Inc., Class A*	49,594
3,972	Avaya Holdings Corp.*	72,370
4,984	AvidXchange Holdings, Inc.*	51,634
23,771	Cerence, Inc.*	1,509,221
7,290	CommVault Systems, Inc.*	491,783
19,550	Digital Turbine, Inc.*	863,132
23,610	Domo, Inc., Class B*	1,108,726
4,070	EngageSmart, Inc.*	88,970
24,941	Envestnet, Inc.*	1,844,138
8,824	Intapp, Inc.*(a)	177,539
1,592	MicroStrategy, Inc., Class A*(a)	585,872
22,912	Mimecast Ltd.*	1,826,315
1,498	Q2 Holdings, Inc.*	97,744
2,500	Qualys, Inc.*	320,350
11,416	Rapid7, Inc.*	1,099,703
10,856	Riot Blockchain, Inc.*(a)	173,045
32,876	Sapiens International Corp. NV (Israel)	1,046,772
1,276	Sprout Social, Inc., Class A*	87,853
18,964	SPS Commerce, Inc.*	2,348,691
29,625	Tenable Holdings, Inc.*	1,522,725
63,713	Upland Software, Inc.*	1,248,775
44,937	Varonis Systems, Inc.*	1,674,353
25,788	Workiva, Inc.*	3,050,205
140,383	Yext, Inc.*	1,137,102
53,066	Zuora, Inc., Class A*	882,488

		29,001,495

Specialty Retail – 4.2%
12,634	Academy Sports & Outdoors, Inc.*	491,463
45,373	American Eagle Outfitters, Inc.	1,035,866
12,287	Asbury Automotive Group, Inc.*	1,977,838
16,844	Boot Barn Holdings, Inc.*	1,549,143
53,505	Buckle, Inc. (The)	2,013,928
97,285	Designer Brands, Inc., Class A*	1,281,243
1,129	Group 1 Automotive, Inc.	191,715

Shares	Description	Value

Common Stocks – (continued)
Specialty Retail – (continued)
6,990	MarineMax, Inc.*	$ 328,949
15,110	Murphy USA, Inc.	2,971,533
2,026	Rent-A-Center, Inc.	85,396
1,605	Signet Jewelers Ltd.	138,239

		12,065,313

Technology Hardware, Storage & Peripherals – 0.6%
35,940	3D Systems Corp.*	643,326
25,610	Avid Technology, Inc.*	803,130
42,254	Eastman Kodak Co.*(a)	166,058

		1,612,514

Textiles, Apparel & Luxury Goods – 1.8%
27,319	Crocs, Inc.*	2,803,476
55,392	Steven Madden Ltd.	2,278,827

		5,082,303

Trading Companies & Distributors – 1.5%
4,191	BlueLinx Holdings, Inc.*	300,243
35,571	H&E Equipment Services, Inc.	1,480,821
12,564	Herc Holdings, Inc.	2,015,894
1,510	McGrath RentCorp	115,077
28,530	MRC Global, Inc.*	211,407
6,376	Titan Machinery, Inc.*	196,381

		4,319,823

Wireless Telecommunication Services – 0.1%
25,963	Gogo, Inc.*	323,239

TOTAL COMMON STOCKS (Cost $287,297,726)		$291,157,683

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $287,297,726)		$291,157,683

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 1.3%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
3,803,304	0.026%	$ 3,803,304
(Cost $3,803,304)

TOTAL INVESTMENTS – 102.1% (Cost $291,101,030)		$294,960,987

LIABILITIES IN EXCESS OF OTHER ASSETS – (2.1)%		(6,079,676)

NET ASSETS – 100.0%		$288,881,311

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments

January 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 98.9%
Aerospace & Defense – 1.0%
50,133	AAR Corp.*	$ 2,018,856
6,893	Kaman Corp.	275,513
17,090	Kratos Defense & Security Solutions, Inc.*	286,428
35,345	Maxar Technologies, Inc.	919,324
1,478	Moog, Inc., Class A	112,683
37,940	National Presto Industries, Inc.	3,120,565
17,606	Triumph Group, Inc.*	320,781
86,439	Vectrus, Inc.*	3,977,058

		11,031,208

Air Freight & Logistics – 0.3%
37,361	Atlas Air Worldwide Holdings, Inc.*	3,001,209

Auto Components – 0.3%
92,774	Goodyear Tire & Rubber Co. (The)*	1,923,205
27,194	Standard Motor Products, Inc.	1,301,777

		3,224,982

Banks – 16.4%
63,964	1st Source Corp.	3,190,524
56,193	Amalgamated Financial Corp.	955,843
61,273	Ameris Bancorp	3,021,372
19,214	Arrow Financial Corp.	679,791
232,777	Atlantic Union Bankshares Corp.	9,478,679
4,874	BancFirst Corp.	365,306
175,175	Bancorp, Inc. (The)*	5,223,719
82,434	BankUnited, Inc.	3,441,620
58,222	Berkshire Hills Bancorp, Inc.	1,722,789
3,141	Business First Bancshares, Inc.	86,220
112,560	Byline Bancorp, Inc.	2,926,560
11,014	Cambridge Bancorp	986,194
28,428	Camden National Corp.	1,411,734
26,315	Capital Bancorp, Inc.	679,980
28,213	Capital City Bank Group, Inc.	780,372
28,364	Capstar Financial Holdings, Inc.	608,408
23,909	Cathay General Bancorp	1,079,730
219,760	Central Pacific Financial Corp.	6,395,016
21,131	Civista Bancshares, Inc.	509,468
72,753	Columbia Banking System, Inc.	2,529,622
56,229	Community Bank System, Inc.	4,015,875
39,125	Community Trust Bancorp, Inc.	1,728,934
274,342	CVB Financial Corp.	6,043,754
115,498	Dime Community Bancshares, Inc.	4,037,810

Shares	Description	Value

Common Stocks – (continued)
Banks – (continued)
9,105	Enterprise Financial Services Corp.	$ 451,062
115,072	FB Financial Corp.	5,123,005
635,920	First BanCorp. (Puerto Rico)	9,252,636
355,056	First Commonwealth Financial Corp.	5,879,727
171,554	First Financial Bancorp	4,324,876
6,317	First Foundation, Inc.	165,190
32,183	First Internet Bancorp	1,617,518
200,298	Fulton Financial Corp.	3,595,349
22,810	Great Southern Bancorp, Inc.	1,353,545
117,872	Hancock Whitney Corp.	6,214,212
293,408	Hanmi Financial Corp.	7,886,807
180,500	HarborOne Bancorp, Inc.	2,563,100
15,452	Heartland Financial USA, Inc.	803,968
46,918	Heritage Financial Corp.	1,138,231
202,681	Home BancShares, Inc.	4,775,164
79,849	HomeStreet, Inc.	3,892,639
44,787	HomeTrust Bancshares, Inc.	1,394,219
335,896	Hope Bancorp, Inc.	5,626,258
93,652	Independent Bank Corp.	2,292,601
2,389	Independent Bank Group, Inc.	181,373
203,087	International Bancshares Corp.	8,535,747
10,686	Macatawa Bank Corp.	96,601
9,317	Mercantile Bank Corp.	358,425
9,063	Northwest Bancshares, Inc.	127,879
208,892	OFG Bancorp (Puerto Rico)	5,780,042
107,552	Origin Bancorp, Inc.	4,594,621
11,069	Premier Financial Corp.	330,410
22,367	QCR Holdings, Inc.	1,275,814
51,531	Sierra Bancorp	1,367,117
9,849	Southern First Bancshares, Inc.*	577,151
36,295	Southside Bancshares, Inc.	1,520,761
11,744	Spirit of Texas Bancshares, Inc.	326,953
251,533	Towne Bank	7,893,106
27,116	TriCo Bancshares	1,178,733
233,111	Trustmark Corp.	7,594,756
271,268	United Bankshares, Inc.	9,583,898
154,954	United Community Banks, Inc.	5,483,822
34,410	Univest Financial Corp.	1,036,773
3,162	Veritex Holdings, Inc.	126,954

		188,220,363

Beverages – 0.2%
325	Coca-Cola Consolidated, Inc.	186,225

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Beverages – (continued)
142,195	Primo Water Corp.	$ 2,374,656

		2,560,881

Biotechnology – 3.8%
107,063	Akebia Therapeutics, Inc.*	213,055
92,027	Alkermes PLC*	2,346,689
67,771	Allogene Therapeutics, Inc.*	775,978
29,553	Amicus Therapeutics, Inc.*	278,094
75,122	AnaptysBio, Inc.*	2,401,650
18,435	Anika Therapeutics, Inc.*	586,233
38,613	Arena Pharmaceuticals, Inc.*	3,551,624
6,583	Avid Bioservices, Inc.*	124,221
32,649	Avidity Biosciences, Inc.*	542,626
147,688	BioCryst Pharmaceuticals, Inc.*	2,281,780
166,734	Cardiff Oncology, Inc.*	563,561
42,583	Catalyst Pharmaceuticals, Inc.*	245,278
34,656	ChemoCentryx, Inc.*	931,900
72,367	Chimerix, Inc.*	413,216
22,699	Dynavax Technologies Corp.*(a)	294,406
2,032	Eagle Pharmaceuticals, Inc.*	93,350
33,450	Emergent BioSolutions, Inc.*	1,565,460
139,260	Homology Medicines, Inc.*	518,047
69,925	ImmunoGen, Inc.*	395,076
23,116	Inovio Pharmaceuticals, Inc.*(a)	95,700
201,097	Jounce Therapeutics, Inc.*	1,504,206
46,917	Kronos Bio, Inc.*	426,945
3,566	Krystal Biotech, Inc.*	210,394
112,695	MannKind Corp.*(a)	420,352
89,241	Myriad Genetics, Inc.*	2,346,146
36,062	Nkarta, Inc.*	357,374
380,951	OPKO Health, Inc.*	1,192,377
8,447	Organogenesis Holdings, Inc.*	64,957
130,792	Precision BioSciences, Inc.*	623,878
11,113	Prothena Corp. PLC (Ireland)*	378,731
318,767	Selecta Biosciences, Inc.*	796,917
59,761	Solid Biosciences, Inc.*	72,908
107,066	Sutro Biopharma, Inc.*	1,143,465
15,056	Syndax Pharmaceuticals, Inc.*	246,015
170,005	Travere Therapeutics, Inc.*	4,675,138
42,617	Turning Point Therapeutics, Inc.*	1,586,631
454,647	Vanda Pharmaceuticals, Inc.*	6,892,449
49,299	VBI Vaccines, Inc.*(a)	83,808
40,969	Veracyte, Inc.*	1,245,867

Shares	Description	Value

Common Stocks – (continued)
Biotechnology – (continued)
16,122	Vir Biotechnology, Inc.*	$ 553,468
19,263	XBiotech, Inc.(a)	207,463

		43,247,433

Building Products – 0.7%
7,689	American Woodmark Corp.*	460,802
8,904	Caesarstone Ltd.	109,786
6,039	Insteel Industries, Inc.	228,456
255,284	Quanex Building Products Corp.	5,562,638
28,962	UFP Industries, Inc.	2,312,905

		8,674,587

Capital Markets – 1.3%
5,018	AssetMark Financial Holdings, Inc.*	120,382
6,213	Cowen, Inc., Class A	196,828
128,378	Moelis & Co., Class A	7,249,506
144,973	Oppenheimer Holdings, Inc., Class A	6,145,405
6,243	PJT Partners, Inc., Class A	432,765
5,437	StoneX Group, Inc.*	356,721

		14,501,607

Chemicals – 2.3%
84,666	AdvanSix, Inc.	3,563,592
71,094	FutureFuel Corp.	554,533
74,227	Innospec, Inc.	6,900,142
7,922	Intrepid Potash, Inc.*	307,215
22,885	Koppers Holdings, Inc.*	683,804
83,340	Minerals Technologies, Inc.	5,831,300
359,569	Tronox Holdings PLC, Class A	8,162,216

		26,002,802

Commercial Services & Supplies – 1.1%
54,076	BrightView Holdings, Inc.*	717,588
164,546	Ennis, Inc.	3,114,856
41,752	Heritage-Crystal Clean, Inc.*	1,194,525
119,441	Matthews International Corp., Class A	4,194,768
107,660	US Ecology, Inc.*	3,076,923

		12,298,660

Communications Equipment – 1.1%
5,966	Clearfield, Inc.*	384,628
16,383	Comtech Telecommunications Corp.	333,066
512,542	Harmonic, Inc.*	5,514,952

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Communications Equipment – (continued)
206,609	NetScout Systems, Inc.*	$ 6,518,514

		12,751,160

Construction & Engineering – 0.8%
4,693	Arcosa, Inc.	218,976
101,614	Argan, Inc.	3,774,960
11,280	EMCOR Group, Inc.	1,344,689
20,034	Fluor Corp.*	421,515
105,296	Sterling Construction Co., Inc.*	2,675,571
32,684	Tutor Perini Corp.*	388,940

		8,824,651

Construction Materials – 0.8%
261,102	Summit Materials, Inc., Class A*	9,284,787

Consumer Finance – 1.5%
39,134	Encore Capital Group, Inc.*	2,524,143
126,551	EZCORP, Inc., Class A*	755,509
110,964	FirstCash Holdings, Inc.	7,734,191
18,286	Green Dot Corp., Class A*	579,849
75,992	LendingClub Corp.*	1,425,610
25,891	Navient Corp.	451,280
27,649	Oportun Financial Corp.*	497,959
65,468	Regional Management Corp.	3,323,156
1,226	World Acceptance Corp.*	231,689

		17,523,386

Diversified Consumer Services – 0.1%
296	Graham Holdings Co., Class B	176,156
32,475	Stride, Inc.*	1,138,898

		1,315,054

Diversified Financial Services – 0.1%
50,317	Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	829,224

Diversified Telecommunication Services – 0.3%
27,119	Cogent Communications Holdings, Inc.	1,725,039
91,899	Consolidated Communications Holdings, Inc.*	660,754
26,303	Liberty Latin America Ltd., Class A (Chile)*	287,755

Shares	Description	Value

Common Stocks – (continued)
Diversified Telecommunication Services – (continued)
105,457	Liberty Latin America Ltd., Class C (Chile)*	$ 1,139,990

		3,813,538

Electric Utilities – 0.5%
18,267	ALLETE, Inc.	1,165,983
88,348	Portland General Electric Co.	4,641,804

		5,807,787

Electrical Equipment – 1.2%
26,140	Atkore, Inc.*	2,817,369
4,280	AZZ, Inc.	203,643
68,693	Encore Wire Corp.	7,741,014
50,512	Powell Industries, Inc.	1,508,288
71,007	Thermon Group Holdings, Inc.*	1,217,770

		13,488,084

Electronic Equipment, Instruments & Components – 2.6%
81,169	Belden, Inc.	4,541,406
224,602	CTS Corp.	7,535,397
64,243	Daktronics, Inc.*	314,791
18,040	ePlus, Inc.*	829,299
4,369	Fabrinet (Thailand)*	494,396
46,173	Knowles Corp.*	979,329
8,214	OSI Systems, Inc.*	681,269
47,042	PC Connection, Inc.	2,039,271
23,275	Sanmina Corp.*	880,260
444,054	Vishay Intertechnology, Inc.	9,196,358
64,309	Vishay Precision Group, Inc.*	2,059,817

		29,551,593

Energy Equipment & Services – 0.9%
169,874	Archrock, Inc.	1,433,736
325,586	Helix Energy Solutions Group, Inc.*	1,149,319
31,257	Liberty Oilfield Services, Inc., Class A*	378,210
100,258	National Energy Services Reunited Corp.*	995,562
136,463	Oceaneering International, Inc.*	1,778,113
159,788	Oil States International, Inc.*	1,001,871
196,351	ProPetro Holding Corp.*	2,063,649
158,082	US Silica Holdings, Inc.*	1,509,683

		10,310,143

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Entertainment – 1.9%
408,783	AMC Entertainment Holdings, Inc., Class A*(a)	$ 6,565,055
191,700	Cinemark Holdings, Inc.*	2,894,670
343,269	IMAX Corp.*	5,921,390
106,222	Lions Gate Entertainment Corp., Class B*	1,548,717
266,138	Marcus Corp. (The)*	4,484,425

		21,414,257

Equity Real Estate Investment Trusts (REITs) – 10.3%
203,892	American Assets Trust, Inc. REIT	7,333,995
56,846	Armada Hoffler Properties, Inc. REIT	797,549
1,416	Centerspace REIT	135,058
212,236	City Office REIT, Inc. REIT	3,784,168
83,142	Corporate Office Properties Trust REIT	2,100,167
189,002	DiamondRock Hospitality Co. REIT*	1,767,169
144,199	Equity Commonwealth REIT*	3,754,942
44,288	Franklin Street Properties Corp. REIT	245,798
38,812	Getty Realty Corp. REIT	1,151,552
57,297	Global Medical REIT, Inc. REIT	968,892
341,350	Independence Realty Trust, Inc. REIT	7,847,637
284,039	Industrial Logistics Properties Trust REIT	6,513,014
126,860	LXP Industrial Trust REIT	1,888,945
146,045	Macerich Co. (The) REIT	2,415,584
94,237	National Storage Affiliates Trust REIT	5,801,230
107,515	NexPoint Residential Trust, Inc. REIT	8,525,940
16,834	Office Properties Income Trust REIT	428,930
135,228	Outfront Media, Inc. REIT	3,359,064
567,458	Paramount Group, Inc. REIT	4,931,210
466,023	Piedmont Office Realty Trust, Inc., Class A REIT	8,276,569
56,248	Plymouth Industrial REIT, Inc. REIT	1,617,130
46,894	PotlatchDeltic Corp. REIT	2,522,428
359,802	Retail Opportunity Investments Corp. REIT	6,667,131
27,391	RLJ Lodging Trust REIT	379,365
96,256	RPT Realty REIT	1,214,751
562,790	SITE Centers Corp. REIT	8,334,920
85,049	STAG Industrial, Inc. REIT	3,634,144
28,686	Tanger Factory Outlet Centers, Inc. REIT	487,949
138,360	Terreno Realty Corp. REIT	10,345,177
123,589	Urban Edge Properties REIT	2,254,263
239,489	Urstadt Biddle Properties, Inc., Class A REIT	4,715,539

Shares	Description	Value

Common Stocks – (continued)
Equity Real Estate Investment Trusts (REITs) – (continued)
308,548	Whitestone REIT REIT	$ 3,150,275

		117,350,485

Food & Staples Retailing – 0.8%
89,782	Ingles Markets, Inc., Class A	6,906,929
47,638	Natural Grocers by Vitamin Cottage, Inc.	695,515
50,744	Rite Aid Corp.*	538,394
17,127	United Natural Foods, Inc.*	664,185

		8,805,023

Food Products – 0.3%
34,203	B&G Foods, Inc.(a)	1,063,713
22,243	Seneca Foods Corp., Class A*	1,039,860
15,428	Tootsie Roll Industries, Inc.	523,781
28,334	TreeHouse Foods, Inc.*	1,097,376

		3,724,730

Gas Utilities – 0.8%
9,364	Chesapeake Utilities Corp.	1,275,470
115,105	Northwest Natural Holding Co.	5,449,071
28,973	ONE Gas, Inc.	2,256,707
9,301	Spire, Inc.	613,122

		9,594,370

Health Care Equipment & Supplies – 2.3%
125,866	AngioDynamics, Inc.*	2,722,482
137,543	Avanos Medical, Inc.*	4,162,051
869	Heska Corp.*	119,557
81,057	Integer Holdings Corp.*	6,355,679
215,449	Invacare Corp.*	484,760
5,924	Mesa Laboratories, Inc.	1,684,371
203,241	Natus Medical, Inc.*	4,682,673
3,251	Neogen Corp.*	118,564
6,247	STAAR Surgical Co.*	454,282
7,829	Utah Medical Products, Inc.	736,474
169,182	Varex Imaging Corp.*	4,415,650

		25,936,543

Health Care Providers & Services – 3.1%
956,848	Brookdale Senior Living, Inc.*	5,061,726
69,454	Community Health Systems, Inc.*	881,371
249,254	Covetrus, Inc.*	4,504,020
73,937	Cross Country Healthcare, Inc.*	1,590,385

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care Providers & Services – (continued)
6,443	Fulgent Genetics, Inc.*	$ 411,514
118,102	Hanger, Inc.*	2,141,189
8,965	Joint Corp. (The)*	484,469
36,158	National HealthCare Corp.	2,364,733
258,744	Patterson Cos., Inc.	7,423,365
67,018	Sharps Compliance Corp.*	452,372
130,036	Tenet Healthcare Corp.*	9,638,268
2,206	US Physical Therapy, Inc.	213,475

		35,166,887

Health Care Technology – 0.5%
63,023	Allscripts Healthcare Solutions, Inc.*	1,274,325
98,972	Computer Programs and Systems, Inc.*	2,802,887
105,636	NextGen Healthcare, Inc.*	2,039,831

		6,117,043

Hotels, Restaurants & Leisure – 0.9%
54,701	Dave & Buster’s Entertainment, Inc.*	1,957,749
171,973	Drive Shack, Inc.*	240,762
41,798	Red Rock Resorts, Inc., Class A	1,860,847
96,812	SeaWorld Entertainment, Inc.*	5,768,059
10,907	Texas Roadhouse, Inc.	931,349

		10,758,766

Household Durables – 2.8%
43,774	Beazer Homes USA, Inc.*	798,438
212,446	KB Home	8,975,844
16,649	LGI Homes, Inc.*	2,072,967
73,155	M/I Homes, Inc.*	3,876,483
78,279	Meritage Homes Corp.*	7,986,806
349,192	Tri Pointe Homes, Inc.*	8,314,262

		32,024,800

Household Products – 0.1%
32,982	Energizer Holdings, Inc.	1,240,453

Independent Power and Renewable Electricity Producers – 0.0%
2,429	Ormat Technologies, Inc.(a)	165,561

Insurance – 4.6%
246,468	American Equity Investment Life Holding Co.	10,139,693
101,027	AMERISAFE, Inc.	5,305,938
143,734	Argo Group International Holdings Ltd.	8,161,217

Shares	Description	Value

Common Stocks – (continued)
Insurance – (continued)
79,151	BRP Group, Inc., Class A*	$ 2,415,688
54,919	Donegal Group, Inc., Class A	788,088
1,921,305	Genworth Financial, Inc., Class A*	7,493,089
62,794	Goosehead Insurance, Inc., Class A	6,190,233
1,728	Investors Title Co.	345,583
8,709	National Western Life Group, Inc., Class A	1,862,594
119,797	Stewart Information Services Corp.	8,557,100
105,018	Tiptree, Inc.	1,301,173

		52,560,396

Interactive Media & Services – 0.1%
258,196	TrueCar, Inc.*	888,194

Internet & Direct Marketing Retail – 0.2%
116,028	aka Brands Holding Corp.*	822,638
35,975	Lands’ End, Inc.*	659,422
23,673	PetMed Express, Inc.(a)	611,474
7,888	Revolve Group, Inc.*	389,036

		2,482,570

IT Services – 1.0%
662,628	Conduent, Inc.*	3,134,230
32,794	EVERTEC, Inc. (Puerto Rico)	1,431,130
1,467	ExlService Holdings, Inc.*	176,803
9,191	Hackett Group, Inc. (The)	175,916
195,878	MoneyGram International, Inc.*	1,717,850
41,474	Perficient, Inc.*	4,347,305

		10,983,234

Leisure Products – 0.6%
99,589	Acushnet Holdings Corp.	4,650,806
20,903	Callaway Golf Co.*	498,746
54,302	Vista Outdoor, Inc.*	2,094,971

		7,244,523

Life Sciences Tools & Services – 0.5%
4,614	Codexis, Inc.*	94,587
4,282	Inotiv, Inc.*	136,981
33,357	Medpace Holdings, Inc.*	5,919,533

		6,151,101

Machinery – 2.1%
39,348	Albany International Corp., Class A	3,293,821

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Machinery – (continued)
7,220	Columbus McKinnon Corp.	$ 312,482
13,067	ESCO Technologies, Inc.	1,042,485
212,986	Kennametal, Inc.	7,362,926
56,215	Miller Industries, Inc.	1,769,086
137,735	Mueller Industries, Inc.	7,115,390
3,741	RBC Bearings, Inc.*	675,138
15,629	Terex Corp.	652,042
86,093	Titan International, Inc.*	839,407
19,598	Trinity Industries, Inc.	563,051

		23,625,828

Marine – 0.8%
41,660	Costamare, Inc. (Monaco)	547,412
70,646	Eagle Bulk Shipping, Inc.(a)	3,166,354
151,826	Genco Shipping & Trading Ltd.	2,362,413
2,829	Matson, Inc.	276,280
922,381	Safe Bulkers, Inc. (Greece)*	3,219,110

		9,571,569

Media – 0.6%
70,631	Clear Channel Outdoor Holdings, Inc.*	216,131
2,429	Daily Journal Corp.*	786,972
143,136	EW Scripps Co. (The), Class A*	2,934,288
32,039	John Wiley & Sons, Inc., Class A	1,625,979
71,246	TEGNA, Inc.	1,379,322

		6,942,692

Metals & Mining – 1.7%
45,611	Arconic Corp.*	1,410,748
162,864	Century Aluminum Co.*	2,498,334
242,294	Constellium SE*	4,237,722
57,609	Haynes International, Inc.	2,167,251
443,912	SunCoke Energy, Inc.	3,040,797
21,244	TimkenSteel Corp.*	298,053
208,832	Warrior Met Coal, Inc.	5,471,399

		19,124,304

Mortgage Real Estate Investment Trusts (REITs) – 2.6%
11,918	Blackstone Mortgage Trust, Inc., Class A REIT	374,463
29,479	BrightSpire Capital, Inc. REIT	276,808
590,916	Chimera Investment Corp. REIT	8,568,282
27,839	Dynex Capital, Inc. REIT	447,651

Shares	Description	Value

Common Stocks – (continued)
Mortgage Real Estate Investment Trusts (REITs) – (continued)
123,817	Great Ajax Corp. REIT	$ 1,614,574
7,783	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	322,839
101,584	Invesco Mortgage Capital, Inc. REIT	272,245
250,734	Ladder Capital Corp. REIT	2,981,227
1,404,141	MFA Financial, Inc. REIT	6,501,173
182,159	Redwood Trust, Inc. REIT	2,246,020
309,440	TPG RE Finance Trust, Inc. REIT	3,905,133
349,673	Two Harbors Investment Corp. REIT	2,010,620

		29,521,035

Multiline Retail – 0.5%
7,165	Dillard’s, Inc., Class A	1,817,904
140,284	Macy’s, Inc.	3,591,270

		5,409,174

Multi-Utilities – 0.6%
27,955	Black Hills Corp.	1,893,672
87,042	NorthWestern Corp.	5,058,881
8,508	Unitil Corp.	399,365

		7,351,918

Oil, Gas & Consumable Fuels – 6.1%
378,237	Antero Resources Corp.*	7,386,969
217,735	Centennial Resource Development, Inc., Class A*	1,700,510
17,674	Clean Energy Fuels Corp.*	107,281
52,628	CNX Resources Corp.*	780,473
168,252	Comstock Resources, Inc.*	1,309,001
17,520	CONSOL Energy, Inc.*	380,885
42,297	Delek US Holdings, Inc.*	656,449
43,771	Earthstone Energy, Inc., Class A*	597,912
305,267	Equitrans Midstream Corp.	2,475,715
3,342	Laredo Petroleum, Inc.*	224,449
88,553	Matador Resources Co.	3,964,518
198,713	Murphy Oil Corp.	6,279,331
357,104	Ovintiv, Inc.	13,855,635
43,333	PBF Energy, Inc., Class A*	686,395
113,801	PDC Energy, Inc.	6,744,985
537,630	Range Resources Corp.*	10,349,377
237,417	SM Energy Co.	7,789,652

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Oil, Gas & Consumable Fuels – (continued)
1,022,449	W&T Offshore, Inc.*	$ 4,376,082

		69,665,619

Personal Products – 0.6%
164,346	Edgewell Personal Care Co.	7,527,047

Pharmaceuticals – 1.5%
13,199	Amphastar Pharmaceuticals, Inc.*	304,765
520,591	Endo International PLC*	1,660,685
109,185	Phibro Animal Health Corp., Class A	2,107,271
162,007	Prestige Consumer Healthcare, Inc.*	9,145,295
126,634	Supernus Pharmaceuticals, Inc.*	3,906,659

		17,124,675

Professional Services – 1.8%
22,793	Barrett Business Services, Inc.	1,458,752
86,805	CBIZ, Inc.*	3,353,277
107,057	Heidrick & Struggles International, Inc.	4,685,885
10,857	Huron Consulting Group, Inc.*	479,011
124,498	Korn Ferry	8,264,177
26,939	ManTech International Corp., Class A	1,946,073

		20,187,175

Real Estate Management & Development – 0.1%
4,059	Forestar Group, Inc.*	80,977
42,093	Kennedy-Wilson Holdings, Inc.	945,409

		1,026,386

Road & Rail – 2.1%
18,611	ArcBest Corp.	1,645,957
30,574	Avis Budget Group, Inc.*	5,386,527
328,371	Heartland Express, Inc.	4,912,430
462,211	Marten Transport Ltd.	7,714,302
9,662	Saia, Inc.*	2,746,713
31,472	Werner Enterprises, Inc.	1,403,337

		23,809,266

Semiconductors & Semiconductor Equipment – 0.5%
53,713	Cohu, Inc.*	1,771,454
10,600	Diodes, Inc.*	983,574
116,924	Veeco Instruments, Inc.*	3,214,241

		5,969,269

Shares	Description	Value

Common Stocks – (continued)
Software – 1.3%
88,466	A10 Networks, Inc.	$ 1,309,297
51,352	ACI Worldwide, Inc.*	1,764,968
8,176	Cerence, Inc.*	519,094
8,394	Domo, Inc., Class B*	394,182
508,077	E2open Parent Holdings, Inc.*(a)	4,725,116
4,778	Ebix, Inc.	145,204
40,579	Envestnet, Inc.*	3,000,411
49,068	Marathon Digital Holdings, Inc.*(a)	1,155,061
67,474	Ping Identity Holding Corp.*	1,335,311
1,880	Workiva, Inc.*	222,366

		14,571,010

Specialty Retail – 3.0%
52,705	Aaron’s Co., Inc. (The)	1,115,765
207,062	Academy Sports & Outdoors, Inc.*	8,054,712
33,011	Bed Bath & Beyond, Inc.*(a)	536,099
83,860	Buckle, Inc. (The)	3,156,490
172,674	Cato Corp. (The), Class A	2,852,574
59,822	Chico’s FAS, Inc.*	281,762
40,660	Group 1 Automotive, Inc.	6,904,475
13,795	MarineMax, Inc.*	649,193
24,964	Murphy USA, Inc.	4,909,420
30,846	Sonic Automotive, Inc., Class A	1,573,454
199,505	Tilly’s, Inc., Class A	2,629,476
27,623	TravelCenters of America, Inc.*	1,259,056

		33,922,476

Technology Hardware, Storage & Peripherals – 0.3%
45,276	Eastman Kodak Co.*	177,935
113,781	Quantum Corp.*	573,456
65,343	Super Micro Computer, Inc.*	2,647,698

		3,399,089

Textiles, Apparel & Luxury Goods – 0.4%
8,417	Crocs, Inc.*	863,753
52,816	Movado Group, Inc.	1,957,889
17,852	Oxford Industries, Inc.	1,470,826
12,159	Steven Madden Ltd.	500,221

		4,792,689

Thrifts & Mortgage Finance – 1.6%
131,096	Capitol Federal Financial, Inc.	1,459,099
8,234	FS Bancorp, Inc.	273,534

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Thrifts & Mortgage Finance – (continued)
138,687	Merchants Bancorp	$ 4,042,726
113,159	PennyMac Financial Services, Inc.	7,095,069
99,498	TrustCo Bank Corp.	3,372,982
19,188	Walker & Dunlop, Inc.	2,540,683

		18,784,093

Tobacco – 0.3%
283,853	Vector Group Ltd.	3,153,607

Trading Companies & Distributors – 1.8%
35,851	Boise Cascade Co.	2,517,457
6,372	GATX Corp.	665,556
80,944	GMS, Inc.*	4,142,714
648,918	MRC Global, Inc.*	4,808,482
233,948	NOW, Inc.*	2,079,798
11,996	Rush Enterprises, Inc., Class A	633,629
194,245	Titan Machinery, Inc.*	5,982,746
4,480	Veritiv Corp.*	416,998

		21,247,380

Water Utilities – 0.1%
15,100	California Water Service Group	937,559

Wireless Telecommunication Services – 0.4%
213,996	Gogo, Inc.*(a)	2,664,250
101,161	Shenandoah Telecommunications Co.	2,303,436

		4,967,686

TOTAL COMMON STOCKS (Cost $1,048,851,229)		$1,131,503,621

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $1,048,851,229)		$1,131,503,621

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 1.1%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
12,775,327	0.026%	$ 12,775,327
(Cost $12,775,327)

TOTAL INVESTMENTS – 100.0% (Cost $1,061,626,556)		$1,144,278,948

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.0)%		(473,103)

NET ASSETS – 100.0%		$1,143,805,845

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At January 31, 2022, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
E-Mini Russell 2000 Index	36	03/18/22	$3,654,417	$(10,497)

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Schedule of Investments

January 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 98.2%
Aerospace & Defense – 0.4%
11,979	General Dynamics Corp.	$ 2,540,746
24,312	Textron, Inc.	1,654,675

		4,195,421

Automobiles – 3.3%
553,150	Ford Motor Co.	11,228,945
79,016	General Motors Co.*	4,166,514
23,884	Tesla, Inc.*	22,372,620

		37,768,079

Banks – 1.7%
37,060	Citizens Financial Group, Inc.	1,907,478
11,821	JPMorgan Chase & Co.	1,756,601
465,863	KeyCorp	11,674,527
7,289	PacWest Bancorp	338,428
161,414	Regions Financial Corp.	3,702,837

		19,379,871

Beverages – 1.0%
24,505	Monster Beverage Corp.*	2,125,074
52,654	PepsiCo, Inc.	9,136,522

		11,261,596

Biotechnology – 3.8%
114,350	AbbVie, Inc.	15,653,371
19,257	Biogen, Inc.*	4,352,082
203,079	Gilead Sciences, Inc.	13,947,465
6,681	Horizon Therapeutics PLC*	623,538
1,557	Incyte Corp.*	115,732
27,981	Moderna, Inc.*	4,738,023
18,438	Vertex Pharmaceuticals, Inc.*	4,481,356

		43,911,567

Building Products – 0.2%
8,687	Lennox International, Inc.	2,463,807

Capital Markets – 2.2%
8,638	CME Group, Inc.	1,982,421
42,305	Invesco Ltd.	958,631
31,205	Morgan Stanley	3,199,761
21,341	Raymond James Financial, Inc.	2,259,371
32,477	S&P Global, Inc.	13,485,100

Shares	Description	Value

Common Stocks – (continued)
Capital Markets – (continued)
23,260	T. Rowe Price Group, Inc.	$ 3,592,042

		25,477,326

Chemicals – 2.3%
35,990	Air Products and Chemicals, Inc.	10,153,499
63,986	CF Industries Holdings, Inc.	4,406,716
186,914	Dow, Inc.	11,164,373
3,395	International Flavors & Fragrances, Inc.	447,868

		26,172,456

Commercial Services & Supplies – 0.2%
19,697	Republic Services, Inc.	2,514,519

Construction & Engineering – 0.1%
10,731	MasTec, Inc.*	924,261

Construction Materials – 0.1%
922	Martin Marietta Materials, Inc.	358,768
5,735	Vulcan Materials Co.	1,091,428

		1,450,196

Consumer Finance – 2.3%
34,722	Ally Financial, Inc.	1,656,934
88,453	Capital One Financial Corp.	12,978,708
263,010	Synchrony Financial	11,201,596

		25,837,238

Distributors – 0.8%
159,317	LKQ Corp.	8,744,910

Diversified Financial Services – 0.5%
18,676	Berkshire Hathaway, Inc., Class B*	5,845,962

Diversified Telecommunication Services – 0.3%
117,595	AT&T, Inc.	2,998,672
4,274	Liberty Global PLC, Class C (United Kingdom)*	115,569

		3,114,241

Electric Utilities – 1.2%
139,289	American Electric Power Co., Inc.	12,591,726
16,236	NextEra Energy, Inc.	1,268,356

		13,860,082

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Electrical Equipment – 1.3%
52,716	AMETEK, Inc.	$ 7,209,967
82,137	Emerson Electric Co.	7,552,497

		14,762,464

Electronic Equipment, Instruments & Components – 0.3%
73,317	Corning, Inc.	3,082,247

Equity Real Estate Investment Trusts (REITs) – 4.2%
285,542	American Homes 4 Rent, Class A REIT	11,173,259
31,885	Camden Property Trust REIT	5,104,470
119,411	Equity LifeStyle Properties, Inc. REIT	9,348,687
179,867	First Industrial Realty Trust, Inc. REIT	10,932,316
273,138	Invitation Homes, Inc. REIT	11,466,333

		48,025,065

Food Products – 1.7%
169,375	Archer-Daniels-Midland Co.	12,703,125
66,499	Conagra Brands, Inc.	2,311,505
65,164	Mondelez International, Inc., Class A	4,367,943

		19,382,573

Health Care Equipment & Supplies – 1.9%
13,962	Align Technology, Inc.*	6,910,632
268,620	Boston Scientific Corp.*	11,523,798
26,488	Medtronic PLC	2,741,243
1,049	Teleflex, Inc.	325,389

		21,501,062

Health Care Providers & Services – 4.5%
26,424	Anthem, Inc.	11,652,720
53,130	HCA Healthcare, Inc.	12,753,856
26,022	McKesson Corp.	6,680,368
14,414	Molina Healthcare, Inc.*	4,186,979
33,888	UnitedHealth Group, Inc.	16,014,452

		51,288,375

Hotels, Restaurants & Leisure – 2.5%
2,240	Domino’s Pizza, Inc.	1,018,416
82,542	Hilton Worldwide Holdings, Inc.*	11,977,670
79,374	Marriott International, Inc., Class A*	12,788,739
9,174	Wyndham Hotels & Resorts, Inc.	770,157

Shares	Description	Value

Common Stocks – (continued)
Hotels, Restaurants & Leisure – (continued)
32,017	Yum China Holdings, Inc. (China)	$ 1,542,259

		28,097,241

Household Durables – 0.6%
67,597	D.R. Horton, Inc.	6,031,004
5,636	PulteGroup, Inc.	296,961

		6,327,965

Household Products – 0.5%
55,238	Colgate-Palmolive Co.	4,554,373
3,897	Procter & Gamble Co. (The)	625,274

		5,179,647

Insurance – 2.1%
59,817	Arch Capital Group Ltd.*	2,770,723
41,713	Globe Life, Inc.	4,267,240
8,812	Lincoln National Corp.	616,664
3,240	Marsh & McLennan Cos., Inc.	497,793
48,414	MetLife, Inc.	3,246,643
6,623	Reinsurance Group of America, Inc.	760,519
70,127	Travelers Cos., Inc. (The)	11,653,705
6,214	W R Berkley Corp.	525,083

		24,338,370

Interactive Media & Services – 7.5%
5,546	Alphabet, Inc., Class A*	15,007,864
16,103	Alphabet, Inc., Class C*	43,703,059
84,540	Meta Platforms, Inc., Class A*	26,483,001

		85,193,924

Internet & Direct Marketing Retail – 2.6%
10,114	Amazon.com, Inc.*	30,255,728

IT Services – 6.7%
50,955	Accenture PLC, Class A	18,016,669
66,764	Cognizant Technology Solutions Corp., Class A	5,702,981
12,456	EPAM Systems, Inc.*	5,930,800
21,638	Fidelity National Information Services, Inc.	2,594,829
40,323	Gartner, Inc.*	11,850,526
97,659	PayPal Holdings, Inc.*	16,791,488
51,244	VeriSign, Inc.*	11,129,172
13,597	Visa, Inc., Class A	3,075,234

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
IT Services – (continued)
61,019	Western Union Co. (The)	$ 1,153,869

		76,245,568

Life Sciences Tools & Services – 2.4%
11,517	Danaher Corp.	3,291,443
52,099	IQVIA Holdings, Inc.*	12,759,045
7,967	Mettler-Toledo International, Inc.*	11,732,842

		27,783,330

Machinery – 1.8%
66,928	Caterpillar, Inc.	13,490,008
18,755	Otis Worldwide Corp.	1,602,240
2,407	Parker-Hannifin Corp.	746,194
1,901	Snap-on, Inc.	395,883
23,796	Stanley Black & Decker, Inc.	4,155,971

		20,390,296

Media – 1.6%
23,311	Charter Communications, Inc., Class A*	13,831,349
35,948	News Corp., Class A	799,484
52,873	Omnicom Group, Inc.	3,984,509

		18,615,342

Metals & Mining – 1.3%
37,371	Alcoa Corp.	2,119,309
330,990	Freeport-McMoRan, Inc.	12,319,448

		14,438,757

Multi-Utilities – 0.6%
114,155	CMS Energy Corp.	7,349,299

Oil, Gas & Consumable Fuels – 1.7%
6,758	ConocoPhillips	598,894
22,444	Exxon Mobil Corp.	1,704,846
61,359	Hess Corp.	5,662,822
294,463	Marathon Oil Corp.	5,733,195
15,219	Pioneer Natural Resources Co.	3,331,287
48,271	Targa Resources Corp.	2,851,851

		19,882,895

Pharmaceuticals – 2.6%
79,190	Johnson & Johnson	13,643,645
22,848	Perrigo Co. PLC	869,823

Shares	Description	Value

Common Stocks – (continued)
Pharmaceuticals – (continued)
255,725	Pfizer, Inc.	$ 13,474,150
8,726	Zoetis, Inc.	1,743,368

		29,730,986

Road & Rail – 3.7%
7,298	AMERCO	4,444,117
389,988	CSX Corp.	13,345,390
48,010	Norfolk Southern Corp.	13,058,240
45,746	Union Pacific Corp.	11,187,184

		42,034,931

Semiconductors & Semiconductor Equipment – 5.3%
51,075	Applied Materials, Inc.	7,057,543
10,126	Broadcom, Inc.	5,932,621
2,881	Lam Research Corp.	1,699,560
149,647	Micron Technology, Inc.	12,311,459
72,148	NVIDIA Corp.	17,666,159
89,508	Texas Instruments, Inc.	16,065,791

		60,733,133

Software – 11.5%
40,442	Fortinet, Inc.*	12,020,980
1,192	HubSpot, Inc.*	582,650
27,798	Intuit, Inc.	15,434,283
187,553	Microsoft Corp.	58,325,232
175,480	Oracle Corp.	14,241,957
730	Palo Alto Networks, Inc.*	377,702
25,331	salesforce.com, Inc.*	5,892,750
22,440	ServiceNow, Inc.*	13,144,903
90,289	VMware, Inc., Class A	11,600,331

		131,620,788

Specialty Retail – 1.6%
41,909	AutoNation, Inc.*	4,568,081
2,764	Home Depot, Inc. (The)	1,014,332
19,389	O’Reilly Automotive, Inc.*	12,636,781

		18,219,194

Technology Hardware, Storage & Peripherals – 7.1%
399,218	Apple, Inc.	69,775,322
199,055	Dell Technologies, Inc., Class C*	11,308,315

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Technology Hardware, Storage & Peripherals – (continued)
25,555	Hewlett Packard Enterprise Co.	$ 417,313

		81,500,950

Tobacco – 0.0%
3,076	Philip Morris International, Inc.	316,367

Trading Companies & Distributors – 0.2%
3,201	SiteOne Landscape Supply, Inc.*	576,564
6,282	United Rentals, Inc.*	2,010,994

		2,587,558

TOTAL COMMON STOCKS (Cost $895,023,573)		$1,121,805,587

Shares	Dividend Rate	Value

Investment Company – 0.2%(a)
Goldman Sachs Financial Square Government Fund – Institutional Shares
2,469,861	0.026%	$ 2,469,861
(Cost $2,469,861)

TOTAL INVESTMENTS – 98.4% (Cost $897,493,434)		$1,124,275,448

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.6%		17,815,934

NET ASSETS – 100.0%		$1,142,091,382

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At January 31, 2022, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 E-Mini Index	52	03/18/22	$12,001,046	$(289,996)

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

A. Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

B. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Fair Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Fund”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified, and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

Securities Lending — Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, GSAL will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, GSAL is unable to purchase replacement securities, GSAL will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of the cash collateral received from the borrower for the loan, subject to the exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received.

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

C. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

D. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of January 31, 2022:

LARGE CAP GROWTH INSIGHTS FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
North America	$1,361,016,820	$—	$—
Securities Lending Reinvestment Vehicle	147,200	—	—

Total	$1,361,164,020	$—	$—

LARGE CAP VALUE INSIGHTS FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$1,248,133	$—	$—
North America	405,767,657	—	—

Total	$407,015,790	$—	$—

Derivative Type

Liabilities(b)
Futures Contracts	$(37,755)	$—	$—

SMALL CAP EQUITY INSIGHTS FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Africa	$237,132	$—	$—
Asia	4,787,583	—	—
Europe	2,631,387	—	—
North America	506,906,683	—	—
South America	180,332	—	—
Securities Lending Reinvestment Vehicle	6,109,750	—	—

Total	$520,852,867	$—	$—

Derivative Type

Liabilities(b)
Futures Contracts	$(99,034)	$—	$—

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

SMALL CAP GROWTH INSIGHTS FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Africa	$163,016	$—	$—
Asia	5,526,359	—	—
Europe	2,490,209	—	—
North America	282,978,099	—	—
Securities Lending Reinvestment Vehicle	3,803,304	—	—

Total	$294,960,987	$—	$—

SMALL CAP VALUE INSIGHTS FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$494,396	$—	$—
Europe	4,145,253	—	—
North America	1,125,436,227	—	—
South America	1,427,745	—	—
Securities Lending Reinvestment Vehicle	12,775,327	—	—

Total	$1,144,278,948	$—	$—

Derivative Type

Liabilities(b)
Futures Contracts	$(10,497)	$—	$—

U.S. EQUITY INSIGHTS FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$1,542,259	$—	$—
Europe	115,569	—	—
North America	1,120,147,759	—	—
Investment Company	2,469,861	—	—

Total	$1,124,275,448	$—	$—

Derivative Type

Liabilities(b)
Futures Contracts	$(289,996)	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.
(b)	Amount shown represents unrealized loss at period end.

For further information regarding security characteristics, see the Schedules of Investments.

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Dividend-Paying Investments Risk — A Fund’s investments in dividend-paying securities could cause a Fund to underperform other funds. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet a Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. This may limit the ability of a Fund to produce current income.

Foreign Custody Risk — The Fund invests in foreign securities, and as such the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. These risks may be more pronounced in connection with the Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on the Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Non-Diversification Risk — The Large Cap Growth Insights Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.